UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.1	3.4
Burlington Resources, Inc.	5.0	4.7
International Business Machines Corp.	4.9	2.2
American International Group, Inc.	4.5	2.0
Verizon Communications, Inc.	4.5	4.2
Charles Schwab Corp.	4.3	4.4
Citigroup, Inc.	3.2	3.3
Fannie Mae	3.0	1.7
Dover Corp.	2.6	1.5
Pfizer, Inc.	2.5	1.6
	39.6
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.8	29.7
Energy	13.5	9.6
Industrials	12.2	16.6
Consumer Discretionary	10.1	12.2
Information Technology	8.4	11.0
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Stocks 97.1%		Stocks 98.3%
	Convertible Securities 0.4%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	4.0%	** Foreign investments	4.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
TRW Automotive Holdings Corp.	984,250	$ 19,331
Automobiles - 0.3%
Ford Motor Co.	1,522,500	22,609
Nissan Motor Co. Ltd. sponsored ADR	886,700	18,035
		40,644
Hotels, Restaurants & Leisure - 0.6%
Hilton Hotels Corp.	2,466,400	42,792
Marriott International, Inc. Class A	612,500	30,215
		73,007
Internet & Catalog Retail - 2.2%
InterActiveCorp (a)	8,386,950	262,176
Media - 5.9%
Belo Corp. Series A	2,001,300	58,878
Clear Channel Communications, Inc.	780,918	31,002
McGraw-Hill Companies, Inc.	354,500	27,623
News Corp. Ltd. ADR (c)	7,505,300	276,420
Omnicom Group, Inc.	1,463,380	116,880
The DIRECTV Group, Inc. (a)	431,300	7,595
Viacom, Inc. Class B (non-vtg.)	4,523,389	166,868
Washington Post Co. Class B	27,880	26,507
		711,773
Multiline Retail - 0.7%
JCPenney Co., Inc.	2,412,600	86,323
Textiles Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	633,600	21,036
TOTAL CONSUMER DISCRETIONARY		1,214,290
CONSUMER STAPLES - 6.1%
Beverages - 0.3%
The Coca-Cola Co.	775,700	39,832
Food & Staples Retailing - 1.1%
Albertsons, Inc.	1,309,500	30,682
Safeway, Inc. (a)	4,632,100	104,500
		135,182
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	3,475,600	$ 123,210
Smithfield Foods, Inc. (a)	886,900	25,711
		148,921
Household Products - 1.9%
Colgate-Palmolive Co.	2,046,600	117,066
Procter & Gamble Co.	1,028,800	110,925
		227,991
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	657,800	30,121
Gillette Co.	2,816,500	121,363
		151,484
Tobacco - 0.3%
Altria Group, Inc.	607,700	29,151
TOTAL CONSUMER STAPLES		732,561
ENERGY - 13.5%
Energy Equipment & Services - 1.4%
ENSCO International, Inc.	2,606,110	69,427
Smith International, Inc. (a)	263,500	13,157
Weatherford International Ltd. (a)	2,133,600	88,566
		171,150
Oil & Gas - 12.1%
Ashland, Inc.	521,800	24,603
BP PLC sponsored ADR	3,578,200	189,645
Burlington Resources, Inc.	9,007,300	602,949
Exxon Mobil Corp.	14,250,900	616,348
Premcor, Inc. (a)	458,800	16,806
		1,450,351
TOTAL ENERGY		1,621,501
FINANCIALS - 27.8%
Capital Markets - 7.5%
Allied Capital Corp.	972,600	26,289
Bank of New York Co., Inc.	1,005,300	30,229
Charles Schwab Corp.	52,545,140	514,942
J.P. Morgan Chase & Co.	3,700,200	136,315
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,210,493	$ 171,793
Northern Trust Corp.	599,600	25,753
		905,321
Commercial Banks - 7.3%
Bank of America Corp.	3,501,600	291,088
Bank One Corp.	2,849,100	138,039
Fifth Third Bancorp	1,048,400	56,918
Wachovia Corp.	3,029,357	143,016
Wells Fargo & Co.	4,255,200	250,206
		879,267
Consumer Finance - 1.3%
American Express Co.	1,160,000	58,812
SLM Corp.	2,420,200	92,766
		151,578
Diversified Financial Services - 3.2%
Citigroup, Inc.	8,367,841	388,519
Insurance - 5.3%
AFLAC, Inc.	783,300	31,802
American International Group, Inc.	7,456,400	546,554
Scottish Re Group Ltd.	276,780	6,089
St. Paul Travelers Companies, Inc.	840,400	33,347
The Chubb Corp.	301,300	20,299
		638,091
Real Estate - 0.2%
Capital Automotive (SBI)	334,010	9,185
CenterPoint Properties Trust (SBI)	129,310	9,524
		18,709
Thrifts & Mortgage Finance - 3.0%
Fannie Mae	5,305,760	359,200
TOTAL FINANCIALS		3,340,685
HEALTH CARE - 6.3%
Biotechnology - 0.2%
Genentech, Inc. (a)	362,500	21,681
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	2,268,700	108,671
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	426,400	$ 28,872
McKesson Corp.	1,400,400	48,174
Tenet Healthcare Corp. (a)	3,889,500	46,363
UnitedHealth Group, Inc.	867,500	56,604
		180,013
Pharmaceuticals - 3.7%
Johnson & Johnson	258,900	14,423
Merck & Co., Inc.	1,962,300	92,817
Pfizer, Inc.	8,645,990	305,549
Wyeth	1,127,600	40,594
		453,383
TOTAL HEALTH CARE		763,748
INDUSTRIALS - 12.2%
Aerospace & Defense - 3.2%
Goodrich Corp. (c)	7,360,600	206,318
Honeywell International, Inc.	3,741,300	126,082
Lockheed Martin Corp.	389,580	19,300
Precision Castparts Corp.	752,100	35,266
		386,966
Commercial Services & Supplies - 0.5%
R.R. Donnelley & Sons Co.	2,072,700	62,720
Industrial Conglomerates - 1.8%
3M Co.	396,100	33,494
General Electric Co.	6,020,300	187,352
		220,846
Machinery - 4.2%
Caterpillar, Inc.	926,800	69,834
Deere & Co.	1,378,800	90,587
Dover Corp.	7,948,400	309,670
Pall Corp.	1,205,300	29,144
		499,235
Road & Rail - 2.5%
Landstar System, Inc. (a)	849,521	41,304
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	9,782,644	$ 237,033
Werner Enterprises, Inc.	893,168	17,051
		295,388
TOTAL INDUSTRIALS		1,465,155
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.2%
QLogic Corp. (a)	936,200	28,741
Computers & Peripherals - 5.7%
Apple Computer, Inc. (a)	949,100	26,632
Diebold, Inc.	1,478,300	72,629
International Business Machines Corp.	6,590,100	583,817
		683,078
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	1,090,800	15,762
Software - 2.0%
Microsoft Corp.	8,653,800	228,028
Take-Two Interactive Software, Inc. (a)	465,700	13,864
		241,892
TOTAL INFORMATION TECHNOLOGY		969,473
MATERIALS - 4.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	3,197,900	159,799
Eastman Chemical Co.	3,746,000	173,590
FMC Corp. (a)	1,533,300	62,206
		395,595
Containers & Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	2,977,198	54,066
Metals & Mining - 0.8%
Alcoa, Inc.	1,434,050	44,886
International Steel Group, Inc.	951,700	28,418
Nucor Corp.	430,800	28,368
		101,672
TOTAL MATERIALS		551,333
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 7.2%
SBC Communications, Inc.	8,885,000	$ 210,575
Sprint Corp. - FON Group	6,622,600	117,617
Verizon Communications, Inc.	15,764,000	545,119
		873,311
UTILITIES - 1.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,599,600	50,819
Entergy Corp.	1,853,900	101,241
		152,060
TOTAL COMMON STOCKS (Cost $10,966,202)		11,684,117
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Office Electronics - 0.4%
Xerox Corp. Series C, 6.25%	339,100	42,790
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Chevy Chase Bank FSB Series C, 8.00%	13,969	370
TOTAL PREFERRED STOCKS (Cost $40,534)		43,160
Money Market Funds - 4.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	298,005,887	$ 298,006
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	213,085,900	213,086
TOTAL MONEY MARKET FUNDS (Cost $511,092)		511,092
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $11,517,828)		12,238,369
NET OTHER ASSETS - (1.7)%		(205,487)
NET ASSETS - 100%		$ 12,032,882
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,326,448,000 and $8,400,247,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $639,000 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $208,573) (cost $11,517,828) - See accompanying schedule		$ 12,238,369
Receivable for investments sold		86,654
Receivable for fund shares sold		6,508
Dividends receivable		18,140
Interest receivable		184
Prepaid expenses		33
Other affiliated receivables		68
Other receivables		2,570
Total assets		12,352,526

Liabilities
Payable for investments purchased	$ 88,094
Payable for fund shares redeemed	11,299
Accrued management fee	4,733
Other affiliated payables	2,374
Other payables and accrued expenses	58
Collateral on securities loaned, at value	213,086
Total liabilities		319,644

Net Assets		$ 12,032,882
Net Assets consist of:
Paid in capital		$ 10,898,384
Undistributed net investment income		34,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		379,652
Net unrealized appreciation (depreciation) on investments		720,541
Net Assets, for 544,255 shares outstanding		$ 12,032,882
Net Asset Value, offering price and redemption price per share ($12,032,882 ÷ 544,255 shares)		$ 22.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends (including $4,991 received from affiliated issuers)		$ 111,292
Interest		1,954
Security lending		492
Total income		113,738

Expenses
Management fee	$ 29,236
Transfer agent fees	11,698
Accounting and security lending fees	655
Non-interested trustees' compensation	71
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	87
Registration fees	81
Audit	60
Legal	23
Miscellaneous	81
Total expenses before reductions	41,995
Expense reductions	(3,136)	38,859
Net investment income (loss)		74,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $35,683 on sales of investments in affiliated issuers)	446,552
Foreign currency transactions	(77)
Total net realized gain (loss)		446,475
Change in net unrealized appreciation (depreciation) on investment securities		(52,431)
Net gain (loss)		394,044
Net increase (decrease) in net assets resulting from operations		$ 468,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,879	$ 133,136
Net realized gain (loss)	446,475	891,798
Change in net unrealized appreciation (depreciation)	(52,431)	546,040
Net increase (decrease) in net assets resulting from operations	468,923	1,570,974
Distributions to shareholders from net investment income	(75,647)	(122,229)
Distributions to shareholders from net realized gain	(91,775)	-
Total distributions	(167,422)	(122,229)
Share transactions Net proceeds from sales of shares	1,056,471	1,470,308
Reinvestment of distributions	159,466	115,783
Cost of shares redeemed	(1,009,139)	(1,666,126)
Net increase (decrease) in net assets resulting from share transactions	206,798	(80,035)
Total increase (decrease) in net assets	508,299	1,368,710

Net Assets
Beginning of period	11,524,583	10,155,873
End of period (including undistributed net investment income of $34,305 and undistributed net investment income of $35,073, respectively)	$ 12,032,882	$ 11,524,583
Other Information Shares
Sold	46,537	75,917
Issued in reinvestment of distributions	7,002	6,305
Redeemed	(44,689)	(89,210)
Net increase (decrease)	8,850	(6,988)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.52	$ 18.72	$ 21.21	$ 27.49	$ 30.34	$ 30.73
Income from Investment Operations
Net investment income (loss)D	.14	.25	.24F	.34	.40	.37
Net realized and unrealized gain (loss)	.76	2.78	(1.65)F	(1.15)	.50	2.01
Total from investment operations	.90	3.03	(1.41)	(.81)	.90	2.38
Distributions from net investment income	(.14)	(.23)	(.23)	(.39)	(.40)	(.35)
Distributions from net realized gain	(.17)	-	(.85)	(5.08)	(3.35)	(2.42)
Total distributions	(.31)	(.23)	(1.08)	(5.47)	(3.75)	(2.77)
Net asset value, end of period	$ 22.11	$ 21.52	$ 18.72	$ 21.21	$ 27.49	$ 30.34
Total ReturnB,C	4.15%	16.40%	(7.08)%	(4.33)%	3.50%	8.25%
Ratios to Average Net AssetsE
Expenses before expense reductions	.68%A	.70%	.70%	.67%	.67%	.66%
Expenses net of voluntary waivers, if any	.68%A	.70%	.70%	.67%	.67%	.66%
Expenses net of all reductions	.63%A	.64%	.63%	.62%	.63%	.64%
Net investment income (loss)	1.22%A	1.31%	1.26%F	1.49%	1.47%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 12,033	$ 11,525	$ 10,156	$ 12,029	$ 13,401	$ 18,184
Portfolio turnover rate	138%A	131%	135%	136%	151%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,071,197	|
Unrealized depreciation	(369,538)
Net unrealized appreciation (depreciation)	$ 701,659
Cost for federal income tax purposes	$ 11,536,710

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $721 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,117 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $18, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchase Cost	Sales Cost	Dividend Income	Value, end of period
Burlington Resources, Inc.	$ 536,456	$ 9,474	$ 112,840	$ 3,189	$ 602,949
Goodrich Corp.	188,477	14,453	-	1,431	206,318
News Corp. Ltd. ADR	159,403	105,556	-	211	276,420
Werner Enterprises, Inc.	88,999	-	76,695	160	17,051
TOTALS	$ 973,335	$ 129,483	$ 189,535	$ 4,991	$ 1,102,738

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EII-USAN-0704
1.786811.101

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Group SA 3.125% 1/15/23	3.4	2.8
Yahoo!, Inc. 0% 4/1/08	3.3	0.0
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32	2.3	0.0
American Express Co. 1.85% 12/1/33	2.2	0.0
Comverse Technology, Inc. 0% 5/15/23	2.1	0.0
ALZA Corp. 0% 7/28/20	2.1	1.8
EchoStar Communications Corp. Class A	2.0	1.9
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1.7	0.0
Nextel Partners, Inc. 1.5% 11/15/08	1.7	0.0
Baxter International, Inc. 7.00%	1.5	2.3
	22.3
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.6	18.9
Information Technology	20.1	23.2
Financials	18.1	11.1
Consumer Discretionary	8.2	15.3
Telecommunication Services	7.6	6.4
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *		As of November 30, 2003 **
	Convertible Securities 85.1%		Convertible Securities 82.3%
	Common Stocks 13.6%		Common and Nonconvertible Preferred Stocks 15.0%
	Nonconvertible Bonds 0.3%		Nonconvertible Bonds 1.4%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	14.3%	** Foreign investments	13.5%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.5%
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Convertible Bonds - 69.2%
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. 2% 2/15/24 (d)(e)		$ 9,300	$ 8,672
Automobiles - 0.4%
Fleetwood Enterprises, Inc. 5% 12/15/23 (e)		5,000	7,213
Hotels, Restaurants & Leisure - 1.3%
Fairmont Hotels & Resorts, Inc. 3.75% 12/1/23 (e)		8,600	8,569
Kerzner International Ltd. 2.375% 4/15/24 (e)		9,000	8,625
WMS Industries, Inc. 2.75% 7/15/10 (e)		4,000	7,000
			24,194
Leisure Equipment & Products - 0.5%
Eastman Kodak Co. 3.375% 10/15/33 (e)		7,800	8,599
Media - 1.2%
Interpublic Group of Companies, Inc.:
4.5% 3/15/23 (e)		3,600	5,093
4.5% 3/15/23		6,200	8,771
Lamar Advertising Co. 2.875% 12/31/10		7,200	7,772
			21,636
Specialty Retail - 0.4%
Sonic Automotive, Inc. 5.25% 5/7/09		7,225	7,090
TOTAL CONSUMER DISCRETIONARY			77,404
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Pride International, Inc. 2.5% 3/1/07		7,100	7,761
Oil & Gas - 1.4%
El Paso Corp. 0% 2/28/21		37,400	17,531
Evergreen Resources, Inc. 4.75% 12/15/21		2,000	3,130
McMoRan Exploration Co.:
6% 7/2/08 (e)		1,000	1,270
6% 7/2/08		2,000	2,541
			24,472
TOTAL ENERGY			32,233
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Convertible Bonds - continued
FINANCIALS - 11.6%
Capital Markets - 2.3%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32		$ 40,800	$ 41,771
Commercial Banks - 0.8%
Silicon Valley Bancshares 0% 6/15/08		11,800	14,433
Consumer Finance - 2.2%
American Express Co. 1.85% 12/1/33 (d)(e)		36,500	39,603
Diversified Financial Services - 4.9%
Bunge Ltd. Finance Corp.:
3.75% 11/15/22 (e)		5,000	6,444
3.75% 11/15/22		3,800	4,897
Tyco International Group SA:
3.125% 1/15/23 (e)		39,900	60,891
yankee 3.125% 1/15/23		10,100	15,436
			87,668
Insurance - 1.4%
HCC Insurance Holdings, Inc. 1.3% 4/1/23		16,200	17,455
Scottish Re Group Ltd. 4.5% 12/1/22		7,000	8,400
			25,855
TOTAL FINANCIALS			209,330
HEALTH CARE - 23.4%
Biotechnology - 8.8%
BioMarin Pharmaceutical, Inc.:
3.5% 6/15/08 (e)		2,000	1,770
3.5% 6/15/08		8,000	7,080
Celgene Corp.:
1.75% 6/1/08 (e)		2,000	2,705
1.75% 6/1/08		2,400	3,246
Cephalon, Inc. 0% 6/15/33		11,300	12,042
Ciphergen Biosystems, Inc. 4.5% 9/1/08 (e)		5,000	4,950
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		27,260	25,216
Gilead Sciences, Inc. 2% 12/15/07 (e)		8,500	12,405
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19		10,200	25,615
Invitrogen Corp. 2.25% 12/15/06		22,903	23,876
Medarex, Inc. 2.25% 5/15/11 (e)		10,000	9,134
Oscient Pharmaceuticals Corp. 3.5% 4/15/11 (e)		11,500	11,370
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. 3.25% 9/8/23		$ 10,000	$ 18,644
Transkaryotic Therapies, Inc. 1.25% 5/15/11		1,000	978
			159,031
Health Care Equipment & Supplies - 6.8%
Bausch & Lomb, Inc.:
1.71% 8/1/23 (e)(f)		9,100	11,974
1.71% 8/1/23 (f)		17,000	22,369
Cooper Companies, Inc.:
2.625% 7/1/23 (e)		7,500	10,402
2.625% 7/1/23		8,800	12,205
Cytyc Corp. 2.25% 3/15/24 (e)		16,500	17,284
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)		15,600	21,944
2.5% 10/1/23		7,400	10,409
Integra LifeSciences Holdings Corp.:
2.5% 3/15/08 (e)		6,000	6,941
2.5% 3/15/08		1,300	1,504
Thoratec Corp. 1.3798% 5/16/34 (d)(e)		14,900	8,754
			123,786
Health Care Providers & Services - 0.9%
Health Management Associates, Inc.:
1.5% 8/1/23 (e)		8,000	8,509
1.5% 8/1/23		7,500	7,977
			16,486
Pharmaceuticals - 6.9%
ALZA Corp. 0% 7/28/20		50,000	38,469
Guilford Pharmaceuticals, Inc. 5% 7/1/08		2,000	2,394
IVAX Corp. 1.5% 3/1/24 (e)		16,750	17,348
King Pharmaceuticals, Inc. 2.75% 11/15/21 (f)		10,000	9,363
Medicis Pharmaceutical Corp. 2.5% 6/4/32		9,300	14,351
MGI Pharma, Inc. 1.6821% 3/2/24 (d)(e)		26,000	23,122
Roche Holdings, Inc. 0% 7/25/21 (e)		30,000	18,975
			124,022
TOTAL HEALTH CARE			423,325
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Convertible Bonds - continued
INDUSTRIALS - 2.2%
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24		$ 9,000	$ 8,884
Electrical Equipment - 0.6%
Roper Industries, Inc. 1.4813% 1/15/34 (d)(e)		25,624	11,099
Machinery - 1.1%
Actuant Corp. 2% 11/15/23 (e)		5,300	5,804
AGCO Corp. 1.75% 12/31/33 (e)		4,400	4,769
Wabash National Corp. 3.25% 8/1/08 (e)		5,300	8,268
			18,841
TOTAL INDUSTRIALS			38,824
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 4.1%
Brocade Communications Systems, Inc. 2% 1/1/07		7,660	6,951
CIENA Corp. 3.75% 2/1/08		12,930	11,346
Comverse Technology, Inc. 0% 5/15/23		33,400	38,702
Juniper Networks, Inc. 0% 6/15/08		14,000	17,452
			74,451
Computers & Peripherals - 1.3%
Electronics for Imaging, Inc.:
1.5% 6/1/23 (e)		7,300	8,840
1.5% 6/1/23		1,800	2,180
Hutchinson Technology, Inc. 2.25% 3/15/10		6,700	7,362
Komag, Inc. 2% 2/1/24		710	597
Silicon Graphics, Inc. 6.5% 6/1/09		2,500	4,060
			23,039
Electronic Equipment & Instruments - 1.2%
Bell Microproducts, Inc. 3.75% 3/5/24 (e)		3,000	2,664
Flextronics International Ltd. 1% 8/1/10		7,000	9,314
Global Imaging Systems, Inc.:
4% 11/15/08 (e)		5,000	7,706
4% 11/15/08		1,500	2,312
			21,996
Internet Software & Services - 4.0%
Ask Jeeves, Inc. 0% 6/1/08		5,000	12,531
Yahoo!, Inc. 0% 4/1/08		37,000	59,917
			72,448
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 1.7%
CSG Systems International, Inc. 2.5% 6/15/24 (e)		$ 2,500	$ 2,538
DST Systems, Inc.:
4.125% 8/15/23 (e)		12,300	15,489
4.125% 8/15/23		9,400	11,837
			29,864
Semiconductors & Semiconductor Equipment - 2.8%
Agere Systems, Inc. 6.5% 12/15/09		10,900	13,296
ASML Holding NV 5.5% 5/15/10	EUR	10,000	16,231
Conexant Systems, Inc. 4.25% 5/1/06		9,791	9,473
FEI Co. 0% 6/15/23		10,300	11,485
			50,485
Software - 1.9%
Amdocs Ltd. 0.5% 3/15/24 (e)		13,800	12,655
Concord Communications, Inc. 3% 12/15/23 (e)		8,950	7,742
i2 Technologies, Inc. 5.25% 12/15/06		5,000	4,350
Red Hat, Inc. 0.5% 1/15/24 (e)		7,768	9,959
			34,706
TOTAL INFORMATION TECHNOLOGY			306,989
MATERIALS - 2.5%
Chemicals - 0.4%
Millennium Chemicals, Inc. 4% 11/15/23 (e)		5,500	8,442
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd. 4.5% 2/15/12		15,000	17,756
Inco Ltd. yankee 3.5% 3/14/52		9,000	12,375
Massey Energy Co. 2.25% 4/1/24 (e)		7,000	7,265
			37,396
TOTAL MATERIALS			45,838
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. 3% 3/15/24 (e)		1,000	907
Level 3 Communications, Inc. 6% 9/15/09		10,480	6,183
			7,090
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 5.5%
American Tower Corp.:
3.25% 8/1/10 (e)		$ 15,400	$ 21,184
3.25% 8/1/10		4,155	5,715
Crown Castle International Corp. 4% 7/15/10		14,860	23,925
Nextel Partners, Inc.:
1.5% 11/15/08 (e)		4,000	8,995
1.5% 11/15/08		13,400	30,134
NII Holdings, Inc. 2.875% 2/1/34 (e)		10,000	10,254
			100,207
TOTAL TELECOMMUNICATION SERVICES			107,297
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05		9,200	9,082
TOTAL CONVERTIBLE BONDS			1,250,322
Nonconvertible Bonds - 0.3%
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telewest Communications PLC yankee 11.25% 11/1/08 (c)		9,200	5,152
TOTAL CORPORATE BONDS (Cost $1,179,924)			1,255,474
Common Stocks - 13.6%
	Shares
CONSUMER DISCRETIONARY - 3.2%
Internet & Catalog Retail - 1.0%
InterActiveCorp (a)	576,700	18,028
Media - 2.1%
Clear Media Ltd. (a)	2,405,000	2,129
EchoStar Communications Corp. Class A (a)	1,099,069	35,346
		37,475
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Select Comfort Corp. (a)	112,900	$ 3,060
TOTAL CONSUMER DISCRETIONARY		58,563
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
Albertsons, Inc. unit	497,000	12,569
Safeway, Inc. (a)	212,900	4,803
Whole Foods Market, Inc.	71,655	6,162
		23,534
ENERGY - 1.6%
Energy Equipment & Services - 1.3%
National-Oilwell, Inc. (a)	320,900	8,883
Precision Drilling Corp. (a)	100,000	4,340
Weatherford International Ltd. (a)	269,000	11,166
		24,389
Oil & Gas - 0.3%
EnCana Corp.	138,800	5,454
TOTAL ENERGY		29,843
FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
Golden West Financial Corp., Delaware	91,830	9,988
New York Community Bancorp, Inc.	315,000	7,377
		17,365
HEALTH CARE - 1.7%
Biotechnology - 0.7%
MedImmune, Inc. (a)	400,000	9,628
OSI Pharmaceuticals, Inc. (a)	27,500	2,254
		11,882
Health Care Equipment & Supplies - 0.5%
St. Jude Medical, Inc. (a)	124,600	9,502
Health Care Providers & Services - 0.5%
Pharmaceutical Product Development, Inc. (a)	300,000	9,084
TOTAL HEALTH CARE		30,468
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 0.8%
Building Products - 0.3%
Trex Co., Inc. (a)	144,700	$ 5,257
Commercial Services & Supplies - 0.5%
Strayer Education, Inc.	80,200	9,351
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
TOTAL INDUSTRIALS		14,608
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.1%
QLogic Corp. (a)	85,633	2,629
Computers & Peripherals - 1.0%
Diebold, Inc.	155,300	7,630
PalmOne, Inc. (a)	450,000	9,554
		17,184
Internet Software & Services - 0.5%
Yahoo Japan Corp. (a)	800	8,416
Semiconductors & Semiconductor Equipment - 1.2%
PMC-Sierra, Inc. (a)	439,000	6,190
Samsung Electronics Co. Ltd.	32,800	14,647
		20,837
Software - 0.3%
BEA Systems, Inc. (a)	431,652	3,725
Red Hat, Inc. (a)	94,600	2,585
		6,310
TOTAL INFORMATION TECHNOLOGY		55,376
MATERIALS - 0.5%
Chemicals - 0.5%
Lyondell Chemical Co.	308,304	5,093
Nitto Denko Corp.	65,800	3,568
		8,661
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
KDDI Corp.	1,300	7,592
TOTAL COMMON STOCKS (Cost $228,883)		246,010
Convertible Preferred Stocks - 15.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.7%
Specialty Retail - 0.7%
Toys 'R' US, Inc. 6.25%	296,000	$ 13,276
ENERGY - 2.8%
Oil & Gas - 2.8%
Chesapeake Energy Corp. 6.75% (e)	283,600	25,010
Teekay Shipping Corp. Series A, 7.25%	361,000	14,588
Valero Energy Corp. 2.00%	335,000	10,971
		50,569
FINANCIALS - 5.5%
Diversified Financial Services - 4.7%
AES Trust III 6.75%	108,700	4,474
AES Trust VII:
6.00% (e)	126,215	5,648
6.00%	128,900	5,768
Central Parking Finance Trust 5.25% TIPS	230,000	4,428
CMS Energy Trust I 7.75%	350,000	14,875
News Corp. Finance Trust II (British Sky Broadcasting Group PLC (BSkyB)) 0.75% (e)	15,000	15,375
SMFG Finance Cayman Ltd. 2.25% (e)	378	26,005
Sovereign Capital Trust IV 4.375%	154,000	7,277
		83,850
Thrifts & Mortgage Finance - 0.8%
Doral Financial Corp.:
4.75% (e)	21,400	5,505
4.75%	13,200	3,396
The PMI Group, Inc. 5.875%	224,000	6,205
		15,106
TOTAL FINANCIALS		98,956
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc. 7.00%	492,000	26,356
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 1.7%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.:
7.25%	188,100	$ 19,581
Series B, 7.00%	86,100	11,052
		30,633
MATERIALS - 2.5%
Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (e)	34,500	31,162
Phelps Dodge Corp. Series A, 6.75% MEDS	91,000	13,559
		44,721
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. 6.25% PIERS	418,150	18,712
UTILITIES - 0.2%
Electric Utilities - 0.2%
CMS Energy Corp. 4.50% (e)	60,000	3,255
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $250,986)		286,478
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 1.09% (b)	16,442,428	16,442
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	7,805,029	7,805
TOTAL MONEY MARKET FUNDS (Cost $24,247)		24,247
Cash Equivalents - 0.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 5/28/04 due 6/1/04) (Cost $16,309)	$ 16,311	$ 16,309
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,700,349)		1,828,518
NET OTHER ASSETS - (1.2)%		(22,353)
NET ASSETS - 100%		$ 1,806,165
Currency Abbreviations
EUR	-	European Monetary Unit
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
TIPS	-	Trust Issued Preferred Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $616,106,000 or 34.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	8.1%
BBB	5.3%
BB	14.1%
B	12.2%
CCC,CC,C	5.1%
Not Rated	24.7%
Equities	29.5%
Short-Term Investments and Net Other Assets	1.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Luxembourg	4.2%
Canada	2.6%
Japan	2.5%
United Kingdom	1.0%
Others (individually less than 1%)	4.0%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $1,401,980,000 and $1,414,584,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $6,256,000. The weighted average interest rate was 1.13%. Interest expense includes $3,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $3,805,000. The weighted average interest rate was 1.25%. At period end there were no bank borrowings outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $329,726,000 of which $113,099,000 and $216,627,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,456 and repurchase agreements of $16,309)(cost $1,700,349) - See accompanying schedule		$ 1,828,518
Cash		1
Receivable for investments sold		5,842
Receivable for fund shares sold		1,317
Dividends receivable		355
Interest receivable		6,822
Prepaid expenses		5
Other receivables		123
Total assets		1,842,983

Liabilities
Payable for investments purchased	$ 26,911
Payable for fund shares redeemed	1,140
Accrued management fee	586
Other affiliated payables	342
Other payables and accrued expenses	34
Collateral on securities loaned, at value	7,805
Total liabilities		36,818

Net Assets		$ 1,806,165
Net Assets consist of:
Paid in capital		$ 1,865,130
Undistributed net investment income		14,257
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(201,395)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,173
Net Assets, for 89,025 shares outstanding		$ 1,806,165
Net Asset Value, offering price and redemption price per share ($1,806,165 ÷ 89,025 shares)		$ 20.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 9,185
Interest		20,213
Security lending		14
Total income		29,412

Expenses
Management fee Basic fee	$ 4,374
Performance adjustment	(289)
Transfer agent fees	1,755
Accounting and security lending fees	260
Non-interested trustees' compensation	5
Custodian fees and expenses	31
Registration fees	38
Audit	36
Legal	3
Interest	3
Miscellaneous	14
Total expenses before reductions	6,230
Expense reductions	(114)	6,116
Net investment income (loss)		23,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	131,376
Foreign currency transactions	80
Total net realized gain (loss)		131,456
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,575)
Assets and liabilities in foreign currencies	(55)
Total change in net unrealized appreciation (depreciation)		(72,630)
Net gain (loss)		58,826
Net increase (decrease) in net assets resulting from operations		$ 82,122

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,296	$ 69,413
Net realized gain (loss)	131,456	49,492
Change in net unrealized appreciation (depreciation)	(72,630)	200,991
Net increase (decrease) in net assets resulting from operations	82,122	319,896
Distributions to shareholders from net investment income	(31,536)	(71,200)
Share transactions Net proceeds from sales of shares	189,073	431,770
Reinvestment of distributions	28,212	64,277
Cost of shares redeemed	(229,128)	(400,393)
Net increase (decrease) in net assets resulting from share transactions	(11,843)	95,654
Total increase (decrease) in net assets	38,743	344,350

Net Assets
Beginning of period	1,767,422	1,423,072
End of period (including undistributed net investment income of $14,257 and undistributed net investment income of $22,497, respectively)	$ 1,806,165	$ 1,767,422
Other Information Shares
Sold	9,264	24,029
Issued in reinvestment of distributions	1,388	3,719
Redeemed	(11,278)	(22,390)
Net increase (decrease)	(626)	5,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.71	$ 16.88	$ 19.50	$ 24.04	$ 22.43	$ 18.61
Income from Investment Operations
Net investment income (loss)D	.26	.79	.79F,G	.69	.77	.57
Net realized and unrealized gain (loss)	.67	2.87	(2.46)F,G	(.17)	3.18	5.01
Total from investment operations	.93	3.66	(1.67)	.52	3.95	5.58
Distributions from net investment income	(.35)	(.83)	(.95)	(.72)	(.64)	(.62)
Distributions from net realized gain	-	-	-	(4.34)	(1.70)	(1.14)
Total distributions	(.35)	(.83)	(.95)	(5.06)	(2.34)	(1.76)
Net asset value, end of period	$ 20.29	$ 19.71	$ 16.88	$ 19.50	$ 24.04	$ 22.43
Total ReturnB,C	4.72%	22.48%	(8.97)%	1.56%	18.07%	32.36%
Ratios to Average Net AssetsE
Expenses before expense reductions	.68%A	.84%	.88%	.81%	.78%	.85%
Expenses net of voluntary waivers, if any	.68%A	.84%	.88%	.81%	.78%	.85%
Expenses net of all reductions	.66%A	.82%	.85%	.76%	.77%	.82%
Net investment income (loss)	2.53%A	4.46%	4.40%F,G	3.40%	2.96%	2.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,806	$ 1,767	$ 1,423	$ 1,734	$ 1,843	$ 1,214
Portfolio turnover rate	155%A	136%	138%	282%	262%	246%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 4.76% to 4.40%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, contingent interest,

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 179,647
Unrealized depreciation	(51,276)
Net unrealized appreciation (depreciation)	$ 128,371
Cost for federal income tax purposes	$ 1,700,147

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .44% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $50 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $113 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CVS-USAN-0704
1.786810.101

Fidelity Advisor

Strategic Dividend & Income

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & IncomeSM Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Ten Investments as of May 31, 2004
(excluding cash equivalents)	% of fund's net assets
El Paso Tennessee Pipeline Co. Series A, 8.25%	1.8
Bank of America Corp.	1.7
Exxon Mobil Corp.	1.6
American International Group, Inc.	1.6
Tyco International Ltd.	1.5
CenturyTel, Inc. 6.875% ACES	1.3
Citigroup, Inc.	1.3
ChevronTexaco Corp.	1.0
Fannie Mae Series L, 5.125%	1.0
SBC Communications, Inc.	1.0
13.8
Top Five Market Sectors as of May 31, 2004
% of fund's net assets
Financials	33.5
Health Care	10.5
Energy	9.8
Consumer Discretionary	9.5
Information Technology	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *
Convertible Bonds 13.4%
Common Stocks 67.5%
Preferred Stocks 17.7%
Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	3.3%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 13.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Interpublic Group of Companies, Inc. 4.5% 3/15/23	$ 1,200,000	$ 1,697,520
ENERGY - 1.1%
Oil & Gas - 1.1%
El Paso Corp. 0% 2/28/21	4,470,000	2,095,313
Evergreen Resources, Inc. 4.75% 12/15/21	1,430,000	2,237,950
		4,333,263
FINANCIALS - 1.5%
Capital Markets - 0.5%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32	2,110,000	2,160,218
Consumer Finance - 0.5%
American Express Co. 1.85% 12/1/33 (c)(d)	1,800,000	1,953,000
Diversified Financial Services - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	1,310,000	2,002,073
TOTAL FINANCIALS		6,115,291
HEALTH CARE - 5.4%
Biotechnology - 2.6%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	2,190,000	1,938,150
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	2,160,000	1,998,000
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,030,000	2,586,588
Invitrogen Corp. 2.25% 12/15/06	2,630,000	2,741,775
Serologicals Corp. 4.75% 8/15/33 (d)	770,000	1,087,471
		10,351,984
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc. 1.71% 8/1/23 (e)	1,200,000	1,579,020
Cooper Companies, Inc. 2.625% 7/1/23	1,480,000	2,052,612
Fisher Scientific International, Inc.:
2.5% 10/1/23 (d)	995,000	1,399,607
2.5% 10/1/23	380,000	534,523
		5,565,762
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 1.5% 8/1/23	1,900,000	2,020,840
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
IVAX Corp. 1.5% 3/1/24 (d)	$ 1,750,000	$ 1,812,475
MGI Pharma, Inc. 1.6821% 3/2/24 (c)(d)	2,040,000	1,814,172
		3,626,647
TOTAL HEALTH CARE		21,565,233
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.5%
Comverse Technology, Inc. 0% 5/15/23	800,000	927,000
Juniper Networks, Inc. 0% 6/15/08	730,000	910,018
		1,837,018
Internet Software & Services - 0.7%
Yahoo!, Inc. 0% 4/1/08	1,740,000	2,817,713
IT Services - 0.6%
DST Systems, Inc.:
4.125% 8/15/23 (d)	1,240,000	1,561,532
4.125% 8/15/23	790,000	994,847
		2,556,379
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. 6.5% 12/15/09	1,600,000	1,951,744
Software - 0.5%
Concord Communications, Inc. 3% 12/15/23 (d)	2,180,000	1,885,700
TOTAL INFORMATION TECHNOLOGY		11,048,554
MATERIALS - 0.5%
Metals & Mining - 0.5%
Inco Ltd. yankee 3.5% 3/14/52	1,290,000	1,773,750
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp. 4% 7/15/10	1,390,000	2,237,900
Nextel Partners, Inc. 1.5% 11/15/08	1,025,000	2,305,020
		4,542,920
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05	$ 2,190,000	$ 2,162,012
TOTAL CONVERTIBLE BONDS (Cost $53,408,604)		53,238,543
Common Stocks - 67.5%
	Shares
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.0%
TRW Automotive Holdings Corp.	9,900	194,436
Automobiles - 0.1%
Harley-Davidson, Inc.	5,000	287,450
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (a)	28,000	385,560
McDonald's Corp.	76,900	2,030,160
Orbitz, Inc. Class A	5,500	111,375
Royal Caribbean Cruises Ltd.	8,500	332,520
Starwood Hotels & Resorts Worldwide, Inc. unit	3,330	140,459
Volume Services America Holdings, Inc. Income Deposit Security	220,300	3,176,726
		6,176,800
Household Durables - 0.4%
LG Electronics, Inc.	4,250	246,715
Newell Rubbermaid, Inc.	24,300	572,751
Pulte Homes, Inc.	3,600	189,900
Sony Corp. sponsored ADR	19,600	722,652
		1,732,018
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	7,900	381,491
Leisure Equipment & Products - 0.3%
Brunswick Corp.	6,000	243,000
Eastman Kodak Co.	24,900	651,882
Leapfrog Enterprises, Inc. Class A (a)	21,000	448,770
		1,343,652
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (a)	35,700	782,544
Clear Channel Communications, Inc.	33,200	1,318,040
Cumulus Media, Inc. Class A (a)	51,700	958,518
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. Class A (a)	3,100	$ 99,696
Emmis Communications Corp. Class A (a)	36,200	789,160
Fox Entertainment Group, Inc. Class A (a)	20,100	541,695
Grupo Televisa SA de CV sponsored ADR	14,000	591,640
Lamar Advertising Co. Class A (a)	31,700	1,295,579
Liberty Media Corp. Class A (a)	98,000	1,076,040
News Corp. Ltd. sponsored ADR	9,200	313,352
Salem Communications Corp. Class A (a)	14,900	447,000
Spanish Broadcasting System, Inc. Class A (a)	14,100	136,065
The DIRECTV Group, Inc. (a)	40,600	714,966
Time Warner, Inc. (a)	95,400	1,625,616
Viacom, Inc. Class B (non-vtg.)	41,800	1,542,002
Walt Disney Co.	73,300	1,720,351
XM Satellite Radio Holdings, Inc. Class A (a)	10,600	266,908
		14,219,172
Multiline Retail - 0.4%
99 Cents Only Stores (a)	12,000	232,920
JCPenney Co., Inc.	18,000	644,040
Kohl's Corp. (a)	4,600	218,776
Saks, Inc.	22,700	340,727
		1,436,463
Specialty Retail - 1.4%
American Eagle Outfitters, Inc. (a)	18,466	534,775
Gap, Inc.	48,800	1,178,520
Home Depot, Inc.	50,700	1,821,144
Office Depot, Inc. (a)	42,600	696,084
Sonic Automotive, Inc. Class A	8,498	186,531
Toys 'R' Us, Inc. (a)	55,400	870,888
Weight Watchers International, Inc. (a)	7,000	243,950
		5,531,892
TOTAL CONSUMER DISCRETIONARY		31,303,374
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	10,200	543,354
PepsiCo, Inc.	24,000	1,280,880
The Coca-Cola Co.	5,200	267,020
		2,091,254
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
Safeway, Inc. (a)	30,000	$ 676,800
Wal-Mart Stores, Inc.	14,500	808,085
		1,484,885
Food Products - 0.2%
Del Monte Foods Co. (a)	16,000	164,320
Interstate Bakeries Corp.	30,200	317,100
McCormick & Co., Inc. (non-vtg.)	3,300	116,985
		598,405
Household Products - 0.9%
Clorox Co.	4,300	225,148
Colgate-Palmolive Co.	11,500	657,800
Procter & Gamble Co.	24,900	2,684,718
		3,567,666
Personal Products - 0.3%
Gillette Co.	28,200	1,215,138
Tobacco - 0.1%
Altria Group, Inc.	11,100	532,467
TOTAL CONSUMER STAPLES		9,489,815
ENERGY - 6.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	46,500	1,582,395
BJ Services Co. (a)	13,900	582,271
ENSCO International, Inc.	63,100	1,680,984
GlobalSantaFe Corp.	30,000	753,900
Halliburton Co.	21,000	609,840
Pride International, Inc. (a)	21,000	330,120
Rowan Companies, Inc. (a)	11,100	243,978
Transocean, Inc. (a)	43,100	1,152,063
Varco International, Inc. (a)	18,598	375,680
Weatherford International Ltd. (a)	15,600	647,556
		7,958,787
Oil & Gas - 4.1%
Amerada Hess Corp.	6,500	458,835
Apache Corp.	7,000	282,520
Burlington Resources, Inc.	10,800	722,952
ChevronTexaco Corp.	45,900	4,149,360
ConocoPhillips	17,400	1,275,942
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	15,000	$ 421,500
Exxon Mobil Corp.	146,800	6,349,100
Giant Industries, Inc. (a)	6,000	112,320
Occidental Petroleum Corp.	23,700	1,047,540
Pioneer Natural Resources Co.	8,500	263,075
Premcor, Inc. (a)	16,500	604,395
Valero Energy Corp.	7,500	495,825
		16,183,364
TOTAL ENERGY		24,142,151
FINANCIALS - 24.1%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.	10,200	826,812
J.P. Morgan Chase & Co.	35,700	1,315,188
Lehman Brothers Holdings, Inc.	14,100	1,066,665
Merrill Lynch & Co., Inc.	68,100	3,868,080
Morgan Stanley	63,100	3,376,481
		10,453,226
Commercial Banks - 4.2%
Bank of America Corp.	80,057	6,655,138
Bank One Corp.	57,200	2,771,340
East West Bancorp, Inc.	9,400	570,298
Fifth Third Bancorp	18,000	977,220
National Commerce Financial Corp.	10,000	325,400
UCBH Holdings, Inc.	14,400	546,336
Valley National Bancorp	2,315	59,056
Wachovia Corp.	58,900	2,780,669
Wells Fargo & Co.	30,000	1,764,000
		16,449,457
Consumer Finance - 0.2%
Capital One Financial Corp.	8,080	566,085
MBNA Corp.	12,200	309,880
		875,965
Diversified Financial Services - 1.4%
CIT Group, Inc.	10,500	393,435
Citigroup, Inc.	110,900	5,149,087
		5,542,522
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.6%
ACE Ltd.	25,400	$ 1,045,972
AFLAC, Inc.	10,400	422,240
Allianz AG sponsored ADR	55,500	581,640
AMBAC Financial Group, Inc.	18,500	1,279,275
American International Group, Inc.	85,400	6,259,820
Bristol West Holdings, Inc.	3,300	69,135
Conseco, Inc. (a)	10,000	189,400
Hartford Financial Services Group, Inc.	11,900	786,828
Marsh & McLennan Companies, Inc.	4,700	207,364
MetLife, Inc.	22,300	792,765
Scottish Re Group Ltd.	15,000	330,000
St. Paul Travelers Companies, Inc.	7,367	292,323
UICI (a)	10,700	212,716
UnumProvident Corp.	37,300	543,088
W.R. Berkley Corp.	20,900	870,485
XL Capital Ltd. Class A	7,100	530,015
		14,413,066
Real Estate - 11.1%
Apartment Investment & Management Co. Class A	34,090	984,519
Archstone-Smith Trust	14,550	422,678
AvalonBay Communities, Inc.	15,330	834,719
Boston Properties, Inc.	34,860	1,720,690
CarrAmerica Realty Corp.	20,880	612,202
Catellus Development Corp.	25,070	612,460
CBL & Associates Properties, Inc.	12,560	669,699
CenterPoint Properties Trust (SBI)	8,180	602,457
Chelsea Property Group, Inc.	4,100	225,418
Cornerstone Realty Income Trust, Inc.	25,300	207,713
Correctional Properties Trust	38,660	1,090,212
Duke Realty Corp.	42,190	1,365,268
Equity Office Properties Trust	59,510	1,603,795
Equity One, Inc.	36,550	650,590
Equity Residential (SBI)	85,670	2,522,125
Federal Realty Investment Trust (SBI)	22,380	892,962
General Growth Properties, Inc.	66,190	1,944,662
Health Care Property Investors, Inc.	33,650	808,610
Health Care REIT, Inc.	22,910	743,430
Hersha Hospitality Trust	46,700	465,132
Highwoods Properties, Inc. (SBI)	46,850	1,064,901
Home Properties of New York, Inc.	12,430	491,979
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Host Marriott Corp. (a)	67,410	$ 826,447
Kilroy Realty Corp.	13,920	474,950
Kimco Realty Corp.	35,470	1,629,847
Liberty Property Trust (SBI)	18,650	743,949
Manufactured Home Communities, Inc.	25,050	777,803
MeriStar Hospitality Corp. (a)	156,420	993,267
Newcastle Investment Corp.	7,000	195,580
Omega Healthcare Investors, Inc.	21,330	204,341
Pan Pacific Retail Properties, Inc.	22,630	1,040,980
Plum Creek Timber Co., Inc.	29,130	912,352
Post Properties, Inc.	7,600	221,160
ProLogis	71,940	2,306,396
Public Storage, Inc.	31,020	1,426,610
Rayonier, Inc.	9,380	393,960
Reckson Associates Realty Corp.	63,250	1,645,765
Shurgard Storage Centers, Inc. Class A	9,400	352,500
Simon Property Group, Inc.	43,380	2,237,107
SL Green Realty Corp.	21,690	986,895
Taubman Centers, Inc.	15,230	339,629
The Mills Corp.	3,450	151,628
The Rouse Co.	34,490	1,574,469
Trizec Properties, Inc.	34,310	566,458
United Dominion Realty Trust, Inc. (SBI)	32,480	647,651
Ventas, Inc.	25,560	596,059
Vornado Realty Trust	42,040	2,297,486
		44,079,510
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	16,100	1,089,970
Freddie Mac	11,500	671,485
Golden West Financial Corp., Delaware	3,400	369,818
New York Community Bancorp, Inc.	18,200	426,244
Sovereign Bancorp, Inc.	24,200	526,350
The PMI Group, Inc.	3,000	129,510
Washington Mutual, Inc.	12,000	524,160
		3,737,537
TOTAL FINANCIALS		95,551,283
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 5.1%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	11,000	$ 683,650
BioMarin Pharmaceutical, Inc. (a)	72,000	439,920
Cephalon, Inc. (a)	4,200	226,254
ConjuChem, Inc. (a)	27,700	259,411
Genentech, Inc. (a)	12,000	717,720
MedImmune, Inc. (a)	22,900	551,203
Millennium Pharmaceuticals, Inc. (a)	22,700	338,457
		3,216,615
Health Care Equipment & Supplies - 1.2%
Arrow International, Inc.	8,200	247,394
Baxter International, Inc.	88,400	2,779,296
Dade Behring Holdings, Inc. (a)	11,700	522,405
Immucor, Inc. (a)	14,500	450,660
Medtronic, Inc.	3,500	167,650
St. Jude Medical, Inc. (a)	7,500	571,950
		4,739,355
Health Care Providers & Services - 0.8%
Community Health Systems, Inc. (a)	10,000	255,000
Covance, Inc. (a)	9,900	358,578
Lincare Holdings, Inc. (a)	4,300	144,523
Odyssey Healthcare, Inc. (a)	17,000	288,150
Tenet Healthcare Corp. (a)	51,000	607,920
UnitedHealth Group, Inc.	22,400	1,461,600
WebMD Corp. (a)	25,000	221,500
		3,337,271
Pharmaceuticals - 2.3%
Barr Pharmaceuticals, Inc. (a)	7,000	305,340
Forest Laboratories, Inc. (a)	4,450	282,086
Johnson & Johnson	31,400	1,749,294
Merck & Co., Inc.	53,900	2,549,470
Pfizer, Inc.	29,600	1,046,064
Schering-Plough Corp.	140,700	2,377,830
Wyeth	18,200	655,200
		8,965,284
TOTAL HEALTH CARE		20,258,525
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.0%
Boeing Co.	19,500	$ 893,100
Bombardier, Inc. Class B (sub. vtg.)	29,200	98,016
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	11,900	302,974
Honeywell International, Inc.	105,600	3,558,720
Lockheed Martin Corp.	23,900	1,184,006
Northrop Grumman Corp.	4,200	433,146
Precision Castparts Corp.	6,800	318,852
Raytheon Co.	26,000	864,500
United Defense Industries, Inc. (a)	10,400	347,360
		8,000,674
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	13,000	590,720
Airlines - 0.4%
AirTran Holdings, Inc. (a)	47,000	654,240
Southwest Airlines Co.	73,100	1,133,781
		1,788,021
Building Products - 0.4%
Masco Corp.	50,900	1,473,555
Trex Co., Inc. (a)	4,000	145,320
		1,618,875
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	14,500	856,080
Casella Waste Systems, Inc. Class A (a)	22,000	307,560
Cendant Corp.	77,700	1,782,438
Cintas Corp.	11,200	508,256
Monster Worldwide, Inc. (a)	8,400	212,604
On Assignment, Inc. (a)	20,000	117,400
Robert Half International, Inc.	59,800	1,673,204
ServiceMaster Co.	18,000	218,880
Waste Management, Inc.	19,800	569,448
		6,245,870
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	26,671	770,792
Fluor Corp.	15,100	610,342
MasTec, Inc. (a)	20,000	85,400
		1,466,534
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
FuelCell Energy, Inc. (a)	15,000	$ 238,050
Rockwell Automation, Inc.	12,000	406,320
		644,370
Industrial Conglomerates - 2.6%
3M Co.	6,800	575,008
General Electric Co.	123,800	3,852,656
Tyco International Ltd.	189,900	5,847,021
		10,274,685
Machinery - 0.2%
AGCO Corp. (a)	15,000	287,400
SPX Corp.	14,200	620,824
		908,224
Road & Rail - 0.1%
Overnite Corp.	10,000	261,400
TOTAL INDUSTRIALS		31,799,373
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	32,600	195,274
Cisco Systems, Inc. (a)	26,300	582,545
Foundry Networks, Inc. (a)	43,000	530,620
Lucent Technologies, Inc. (a)	170,000	606,900
McDATA Corp. Class A (a)	25,600	121,600
Motorola, Inc.	61,800	1,221,786
Telefonaktiebolaget LM Ericsson ADR (a)	18,600	519,870
		3,778,595
Computers & Peripherals - 1.3%
Diebold, Inc.	4,500	221,085
Hewlett-Packard Co.	61,900	1,314,756
Hutchinson Technology, Inc. (a)	14,700	388,227
International Business Machines Corp.	32,900	2,914,611
Western Digital Corp. (a)	20,200	184,628
		5,023,307
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	4,000	102,800
Flextronics International Ltd. (a)	15,000	263,400
PerkinElmer, Inc.	14,600	284,846
Solectron Corp. (a)	134,106	737,583
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Thermo Electron Corp. (a)	22,200	$ 683,316
Waters Corp. (a)	43,200	1,990,656
		4,062,601
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	27,100	830,886
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	10,000	498,200
BearingPoint, Inc. (a)	15,900	136,422
The BISYS Group, Inc. (a)	14,700	185,955
		820,577
Office Electronics - 0.2%
Xerox Corp. (a)	47,000	636,380
Semiconductors & Semiconductor Equipment - 1.3%
Agere Systems, Inc.:
Class A (a)	75,000	190,500
Class B (a)	58,700	143,815
Cabot Microelectronics Corp. (a)	8,000	249,200
FormFactor, Inc.	5,300	99,640
Intel Corp.	19,800	565,290
Intersil Corp. Class A	7,400	157,250
KLA-Tencor Corp. (a)	25,000	1,204,500
Micron Technology, Inc. (a)	23,000	345,690
National Semiconductor Corp. (a)	11,000	238,370
Novellus Systems, Inc. (a)	50,400	1,677,816
PMC-Sierra, Inc. (a)	22,000	310,200
		5,182,271
Software - 0.8%
BEA Systems, Inc. (a)	38,100	328,803
Microsoft Corp.	107,500	2,832,625
Siebel Systems, Inc. (a)	20,000	216,000
		3,377,428
TOTAL INFORMATION TECHNOLOGY		23,712,045
MATERIALS - 4.1%
Chemicals - 1.7%
Dow Chemical Co.	63,500	2,533,650
E.I. du Pont de Nemours & Co.	45,700	1,974,240
Ecolab, Inc.	8,100	247,131
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Headwaters, Inc. (a)	10,000	$ 209,000
Lyondell Chemical Co.	38,700	639,324
Millennium Chemicals, Inc.	44,772	760,229
Olin Corp.	16,900	278,005
		6,641,579
Containers & Packaging - 0.8%
Ball Corp.	4,500	307,395
Bemis Co., Inc.	17,100	471,105
Owens-Illinois, Inc. (a)	61,500	912,045
Packaging Corp. of America	27,000	634,500
Sealed Air Corp. (a)	7,300	366,971
Smurfit-Stone Container Corp. (a)	33,500	608,360
		3,300,376
Metals & Mining - 1.3%
Alcoa, Inc.	18,000	563,400
Companhia Vale do Rio Doce sponsored ADR	5,700	288,990
Freeport-McMoRan Copper & Gold, Inc. Class B	15,000	504,450
GrafTech International Ltd. (a)	15,000	142,500
Massey Energy Co.	30,300	745,986
Metals USA, Inc. (a)	14,800	220,520
Newmont Mining Corp.	11,800	468,578
Nucor Corp.	27,800	1,830,630
Phelps Dodge Corp. (a)	8,000	543,200
		5,308,254
Paper & Forest Products - 0.3%
Bowater, Inc.	19,600	827,708
Weyerhaeuser Co.	5,000	302,400
		1,130,108
TOTAL MATERIALS		16,380,317
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Cincinnati Bell, Inc. (a)	55,000	226,600
Citizens Communications Co. (a)	7,800	99,060
Covad Communications Group, Inc. (a)	245,800	528,470
SBC Communications, Inc.	164,000	3,886,800
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV sponsored ADR	14,000	$ 470,960
Verizon Communications, Inc.	76,200	2,634,996
		7,846,886
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	37,200	547,956
Nextel Communications, Inc. Class A (a)	18,600	430,218
Nextel Partners, Inc. Class A (a)	20,000	326,200
Western Wireless Corp. Class A (a)	5,800	158,804
		1,463,178
TOTAL TELECOMMUNICATION SERVICES		9,310,064
UTILITIES - 1.4%
Electric Utilities - 1.1%
Entergy Corp.	20,700	1,130,427
FirstEnergy Corp.	18,100	705,900
PG&E Corp. (a)	20,300	578,550
PPL Corp.	7,000	302,050
Southern Co.	16,200	468,504
TXU Corp.	18,900	706,293
Westar Energy, Inc.	25,000	493,000
Xcel Energy, Inc.	7,500	127,425
		4,512,149
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	53,600	500,624
Calpine Corp. (a)	73,500	278,565
Public Service Enterprise Group, Inc.	5,000	210,800
		989,989
TOTAL UTILITIES		5,502,138
TOTAL COMMON STOCKS (Cost $269,108,644)		267,449,085
Preferred Stocks - 17.7%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 5.4%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.4%
Six Flags, Inc. 7.25% PIERS	82,700	$ 1,749,105
Media - 0.3%
Emmis Communications Corp. Series A, 6.25%	10,100	462,782
Radio One, Inc. 6.50%	470	495,116
		957,898
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	44,600	2,000,310
TOTAL CONSUMER DISCRETIONARY		4,707,313
ENERGY - 0.8%
Oil & Gas - 0.8%
Chesapeake Energy Corp. 6.75%	11,700	1,031,794
Valero Energy Corp. 2.00%	61,700	2,020,675
		3,052,469
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
AES Trust VII 6.00%	80,100	3,584,475
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 4.25%	1,370	731,553
MATERIALS - 1.0%
Containers & Packaging - 0.8%
Owens-Illinois, Inc. 4.75%	99,210	2,986,221
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (d)	1,050	948,413
TOTAL MATERIALS		3,934,634
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc. 6.875% ACES	210,200	5,243,859
TOTAL CONVERTIBLE PREFERRED STOCKS		21,254,303
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 12.3%
ENERGY - 1.8%
Oil & Gas - 1.8%
El Paso Tennessee Pipeline Co. Series A, 8.25%	164,900	$ 7,255,592
FINANCIALS - 7.0%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	765,000
Series G, 5.49%	15,000	695,250
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	345,241
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	136,750	3,528,150
		5,333,641
Commercial Banks - 0.2%
Banco Santander Central Hispano SA 6.41% (d)	31,400	788,925
Consumer Finance - 0.6%
SLM Corp. Series A, 6.97%	43,400	2,311,050
Diversified Financial Services - 0.7%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,404,904
EIX Trust II Series B, 8.60%	19,600	493,920
Heco Capital Trust III 6.50%	12,000	298,800
RC Trust I 7.00%	9,680	511,913
		2,709,537
Real Estate - 1.1%
Apartment Investment & Management Co. Series U, 7.75%	39,000	910,260
Duke Realty Corp. (depositary shares) Series K, 6.50%	74,800	1,705,440
Glimcher Realty Trust Series G, 8.125%	51,200	1,262,080
Host Marriott Corp. Series E, 8.875%	20,000	500,000
		4,377,780
Thrifts & Mortgage Finance - 3.1%
Fannie Mae:
Series H, 5.81%	29,200	1,460,000
Series L, 5.125%	90,900	4,081,410
Series N, 5.50%	71,650	3,439,200
Freddie Mac:
Series H, 5.10%	10,300	449,595
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$ 994,695
Series R, 5.70%	37,300	1,841,128
		12,266,028
TOTAL FINANCIALS		27,786,961
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	836,550
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	494,400
TOTAL MATERIALS		1,330,950
UTILITIES - 3.2%
Electric Utilities - 3.2%
Alabama Power Co. 5.30%	88,600	2,055,520
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,382,515
Duquesne Light Co. 6.50%	69,950	3,462,525
FPL Group Capital Trust I 5.875%	20,000	475,000
Monongahela Power Co. Series L, 7.73%	10,800	1,004,400
Southern California Edison Co.:
4.78%	46,500	836,070
Series B, 4.08%	27,271	455,426
Series C, 4.24%	43,300	742,595
Series D, 4.32%	70,000	1,200,500
		12,614,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,988,054
TOTAL PREFERRED STOCKS (Cost $73,799,839)		70,242,357
Money Market Funds - 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b)	5,587,577	$ 5,587,577
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	552,075	552,075
TOTAL MONEY MARKET FUNDS (Cost $6,139,652)		6,139,652
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $402,456,739)		397,069,637
NET OTHER ASSETS - (0.2)%		(617,097)
NET ASSETS - 100%		$ 396,452,540
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,251,295 or 3.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.0%
BBB	0.9%
BB	3.0%
B	2.1%
CCC,CC,C	1.6%
Not Rated	4.8%
Equities	85.2%
Short-Term Investments and Net Other Assets	1.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Purchases and sales of securities, other than short-term securities, aggregated $473,765,098 and $72,537,906, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,973 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $553,005) (cost $402,456,739) - See accompanying schedule		$ 397,069,637
Receivable for investments sold		1,914,636
Receivable for fund shares sold		869,178
Dividends receivable		430,779
Interest receivable		418,936
Prepaid expenses		51,654
Other receivables		32,970
Total assets		400,787,790

Liabilities
Payable for investments purchased	$ 2,958,072
Payable for fund shares redeemed	392,768
Accrued management fee	210,584
Distribution fees payable	29,331
Other affiliated payables	81,043
Other payables and accrued expenses	111,377
Collateral on securities loaned, at value	552,075
Total liabilities		4,335,250

Net Assets		$ 396,452,540
Net Assets consist of:
Paid in capital		$ 404,987,369
Undistributed net investment income		1,520,040
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,667,775)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,387,094)
Net Assets		$ 396,452,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,148,420 ÷ 1,385,821 shares)	$ 10.21

Maximum offering price per share (100/94.25 of $10.21)	$ 10.83
Class T: Net Asset Value and redemption price per share ($17,465,948 ÷ 1,711,820 shares)	$ 10.20

Maximum offering price per share (100/96.50 of $10.20)	$ 10.57
Class B: Net Asset Value and offering price per share ($8,316,340 ÷ 816,493 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($18,734,629 ÷ 1,839,312 shares)A	$ 10.19

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($334,904,915 ÷ 32,766,139 shares)	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,882,288 ÷ 282,182 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period December 23, 2003 (commencement of operations) to May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,768,144
Interest		424,753
Security lending		2,136
Total income		3,195,033

Expenses
Management fee	$ 702,706
Transfer agent fees	281,959
Distribution fees	88,195
Accounting and security lending fees	51,650
Non-interested trustees' compensation	396
Custodian fees and expenses	52,683
Registration fees	92,953
Audit	16,326
Legal	60
Miscellaneous	170
Total expenses before reductions	1,287,098
Expense reductions	(71,320)	1,215,778
Net investment income (loss)		1,979,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,669,144)
Foreign currency transactions	1,369
Total net realized gain (loss)		(4,667,775)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,387,102)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(5,387,094)
Net gain (loss)		(10,054,869)
Net increase (decrease) in net assets resulting from operations		$ (8,075,614)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 23, 2003 (commencement of operations) to May 31, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,979,255
Net realized gain (loss)	(4,667,775)
Change in net unrealized appreciation (depreciation)	(5,387,094)
Net increase (decrease) in net assets resulting from operations	(8,075,614)
Distributions to shareholders from net investment income	(459,215)
Share transactions - net increase (decrease)	404,987,369
Total increase (decrease) in net assets	396,452,540

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,520,040)	$ 396,452,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31, 2004 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.17 F
Total from investment operations	.23
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.21
Total Return B,C,D	2.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.26%A
Expenses net of voluntary waivers, if any	1.20%A
Expenses net of all reductions	1.17% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,148
Portfolio turnover rate	61% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.16F
Total from investment operations	.21
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.20
Total ReturnB,C,D	2.10%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.51%A
Expenses net of voluntary waivers, if any	1.45%A
Expenses net of all reductions	1.42%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,466
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.17F
Total from investment operations	.20
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.95%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.04%A
Expenses net of voluntary waivers, if any	1.95%A
Expenses net of all reductions	1.92%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,316
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.17F
Total from investment operations	.20
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.95%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.00%A
Expenses net of voluntary waivers, if any	1.95%A
Expenses net of all reductions	1.92%A
Net investment income (loss)	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,735
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend & Income

Period ended May 31, 2004F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.17E
Total from investment operations	.24
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.22
Total ReturnB,C	2.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	.98%A
Expenses net of voluntary waivers, if any	.95%A
Expenses net of all reductions	.92%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,905
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 23, 2003 (commencement of operations) to May 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2004F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.16E
Total from investment operations	.23
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.21
Total ReturnB,C	2.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.97%A
Expenses net of voluntary waivers, if any	.95%A
Expenses net of all reductions	.92%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,882
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 23, 2003 (commencement of operations) to May 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 11,387,054
Unrealized depreciation	(17,358,736)
Net unrealized appreciation (depreciation)	$ (5,971,682)
Cost for federal income tax purposes	$ 403,041,319

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,385	$ 1,044
Class T	.25%	.25%	19,894	2,134
Class B	.75%	.25%	18,667	15,072
Class C	.75%	.25%	41,249	33,233
			$ 88,195	$ 51,483

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 60,335
Class T	26,761
Class B*	1,657
Class C*	1,693
$ 90,446

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,057	.27*
Class T	10,824	.27*
Class B	5,419	.29*
Class C	11,107	.27*
Strategic Dividend & Income	243,794	.23*
Institutional Class	1,758	.19*
	$ 281,959

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $39,008 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Effective December 23, 2003, FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 1,967
Class T	1.45%	2,370
Class B	1.95%	1,696
Class C	1.95%	2,299
Strategic Dividend & Income	.95%	28,989
Institutional Class	.95%	184
		$ 37,505

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $32,350 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,465.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period December 23, 2003 (commencement of operations) to May 31, 2004
From net investment income
Class A	$ 10,278
Class T	8,648
Class B	1,881
Class C	4,276
Strategic Dividend & Income	430,123
Institutional Class	4,009
Total	$ 459,215

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period December 23, 2003 (commencement of operations) to May 31, 2004	For the period December 23, 2003 (commencement of operations) to May 31, 2004
Class A
Shares sold	1,470,027	$ 15,212,108
Reinvestment of distributions	671	7,171
Shares redeemed	(84,877)	(863,448)
Net increase (decrease)	1,385,821	$ 14,355,831
Class T
Shares sold	1,734,620	$ 17,977,006
Reinvestment of distributions	584	6,236
Shares redeemed	(23,384)	(238,262)
Net increase (decrease)	1,711,820	$ 17,744,980
Class B
Shares sold	839,815	$ 8,642,138
Reinvestment of distributions	118	1,255
Shares redeemed	(23,440)	(238,135)
Net increase (decrease)	816,493	$ 8,405,258
Class C
Shares sold	1,863,966	$ 19,253,693
Reinvestment of distributions	266	2,843
Shares redeemed	(24,920)	(252,395)
Net increase (decrease)	1,839,312	$ 19,004,141
Strategic Dividend & Income
Shares sold	39,208,484	$ 408,802,215
Reinvestment of distributions	36,183	386,431
Shares redeemed	(6,478,528)	(66,603,303)
Net increase (decrease)	32,766,139	$ 342,585,343
Institutional Class
Shares sold	292,166	$ 2,993,335
Reinvestment of distributions	218	2,327
Shares redeemed	(10,202)	(103,846)
Net increase (decrease)	282,182	$ 2,891,816

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

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Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
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ASDI-USAN-0704
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Fidelity Advisor

Strategic Dividend & Income

Fund - Institutional Class

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
IncomeSM Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Ten Investments as of May 31, 2004
(excluding cash equivalents)	% of fund's net assets
El Paso Tennessee Pipeline Co. Series A, 8.25%	1.8
Bank of America Corp.	1.7
Exxon Mobil Corp.	1.6
American International Group, Inc.	1.6
Tyco International Ltd.	1.5
CenturyTel, Inc. 6.875% ACES	1.3
Citigroup, Inc.	1.3
ChevronTexaco Corp.	1.0
Fannie Mae Series L, 5.125%	1.0
SBC Communications, Inc.	1.0
13.8
Top Five Market Sectors as of May 31, 2004
% of fund's net assets
Financials	33.5
Health Care	10.5
Energy	9.8
Consumer Discretionary	9.5
Information Technology	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *
Convertible Bonds 13.4%
Common Stocks 67.5%
Preferred Stocks 17.7%
Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	3.3%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 13.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Interpublic Group of Companies, Inc. 4.5% 3/15/23	$ 1,200,000	$ 1,697,520
ENERGY - 1.1%
Oil & Gas - 1.1%
El Paso Corp. 0% 2/28/21	4,470,000	2,095,313
Evergreen Resources, Inc. 4.75% 12/15/21	1,430,000	2,237,950
		4,333,263
FINANCIALS - 1.5%
Capital Markets - 0.5%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32	2,110,000	2,160,218
Consumer Finance - 0.5%
American Express Co. 1.85% 12/1/33 (c)(d)	1,800,000	1,953,000
Diversified Financial Services - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	1,310,000	2,002,073
TOTAL FINANCIALS		6,115,291
HEALTH CARE - 5.4%
Biotechnology - 2.6%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	2,190,000	1,938,150
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	2,160,000	1,998,000
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,030,000	2,586,588
Invitrogen Corp. 2.25% 12/15/06	2,630,000	2,741,775
Serologicals Corp. 4.75% 8/15/33 (d)	770,000	1,087,471
		10,351,984
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc. 1.71% 8/1/23 (e)	1,200,000	1,579,020
Cooper Companies, Inc. 2.625% 7/1/23	1,480,000	2,052,612
Fisher Scientific International, Inc.:
2.5% 10/1/23 (d)	995,000	1,399,607
2.5% 10/1/23	380,000	534,523
		5,565,762
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 1.5% 8/1/23	1,900,000	2,020,840
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
IVAX Corp. 1.5% 3/1/24 (d)	$ 1,750,000	$ 1,812,475
MGI Pharma, Inc. 1.6821% 3/2/24 (c)(d)	2,040,000	1,814,172
		3,626,647
TOTAL HEALTH CARE		21,565,233
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.5%
Comverse Technology, Inc. 0% 5/15/23	800,000	927,000
Juniper Networks, Inc. 0% 6/15/08	730,000	910,018
		1,837,018
Internet Software & Services - 0.7%
Yahoo!, Inc. 0% 4/1/08	1,740,000	2,817,713
IT Services - 0.6%
DST Systems, Inc.:
4.125% 8/15/23 (d)	1,240,000	1,561,532
4.125% 8/15/23	790,000	994,847
		2,556,379
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. 6.5% 12/15/09	1,600,000	1,951,744
Software - 0.5%
Concord Communications, Inc. 3% 12/15/23 (d)	2,180,000	1,885,700
TOTAL INFORMATION TECHNOLOGY		11,048,554
MATERIALS - 0.5%
Metals & Mining - 0.5%
Inco Ltd. yankee 3.5% 3/14/52	1,290,000	1,773,750
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp. 4% 7/15/10	1,390,000	2,237,900
Nextel Partners, Inc. 1.5% 11/15/08	1,025,000	2,305,020
		4,542,920
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05	$ 2,190,000	$ 2,162,012
TOTAL CONVERTIBLE BONDS (Cost $53,408,604)		53,238,543
Common Stocks - 67.5%
	Shares
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.0%
TRW Automotive Holdings Corp.	9,900	194,436
Automobiles - 0.1%
Harley-Davidson, Inc.	5,000	287,450
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (a)	28,000	385,560
McDonald's Corp.	76,900	2,030,160
Orbitz, Inc. Class A	5,500	111,375
Royal Caribbean Cruises Ltd.	8,500	332,520
Starwood Hotels & Resorts Worldwide, Inc. unit	3,330	140,459
Volume Services America Holdings, Inc. Income Deposit Security	220,300	3,176,726
		6,176,800
Household Durables - 0.4%
LG Electronics, Inc.	4,250	246,715
Newell Rubbermaid, Inc.	24,300	572,751
Pulte Homes, Inc.	3,600	189,900
Sony Corp. sponsored ADR	19,600	722,652
		1,732,018
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	7,900	381,491
Leisure Equipment & Products - 0.3%
Brunswick Corp.	6,000	243,000
Eastman Kodak Co.	24,900	651,882
Leapfrog Enterprises, Inc. Class A (a)	21,000	448,770
		1,343,652
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (a)	35,700	782,544
Clear Channel Communications, Inc.	33,200	1,318,040
Cumulus Media, Inc. Class A (a)	51,700	958,518
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. Class A (a)	3,100	$ 99,696
Emmis Communications Corp. Class A (a)	36,200	789,160
Fox Entertainment Group, Inc. Class A (a)	20,100	541,695
Grupo Televisa SA de CV sponsored ADR	14,000	591,640
Lamar Advertising Co. Class A (a)	31,700	1,295,579
Liberty Media Corp. Class A (a)	98,000	1,076,040
News Corp. Ltd. sponsored ADR	9,200	313,352
Salem Communications Corp. Class A (a)	14,900	447,000
Spanish Broadcasting System, Inc. Class A (a)	14,100	136,065
The DIRECTV Group, Inc. (a)	40,600	714,966
Time Warner, Inc. (a)	95,400	1,625,616
Viacom, Inc. Class B (non-vtg.)	41,800	1,542,002
Walt Disney Co.	73,300	1,720,351
XM Satellite Radio Holdings, Inc. Class A (a)	10,600	266,908
		14,219,172
Multiline Retail - 0.4%
99 Cents Only Stores (a)	12,000	232,920
JCPenney Co., Inc.	18,000	644,040
Kohl's Corp. (a)	4,600	218,776
Saks, Inc.	22,700	340,727
		1,436,463
Specialty Retail - 1.4%
American Eagle Outfitters, Inc. (a)	18,466	534,775
Gap, Inc.	48,800	1,178,520
Home Depot, Inc.	50,700	1,821,144
Office Depot, Inc. (a)	42,600	696,084
Sonic Automotive, Inc. Class A	8,498	186,531
Toys 'R' Us, Inc. (a)	55,400	870,888
Weight Watchers International, Inc. (a)	7,000	243,950
		5,531,892
TOTAL CONSUMER DISCRETIONARY		31,303,374
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	10,200	543,354
PepsiCo, Inc.	24,000	1,280,880
The Coca-Cola Co.	5,200	267,020
		2,091,254
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
Safeway, Inc. (a)	30,000	$ 676,800
Wal-Mart Stores, Inc.	14,500	808,085
		1,484,885
Food Products - 0.2%
Del Monte Foods Co. (a)	16,000	164,320
Interstate Bakeries Corp.	30,200	317,100
McCormick & Co., Inc. (non-vtg.)	3,300	116,985
		598,405
Household Products - 0.9%
Clorox Co.	4,300	225,148
Colgate-Palmolive Co.	11,500	657,800
Procter & Gamble Co.	24,900	2,684,718
		3,567,666
Personal Products - 0.3%
Gillette Co.	28,200	1,215,138
Tobacco - 0.1%
Altria Group, Inc.	11,100	532,467
TOTAL CONSUMER STAPLES		9,489,815
ENERGY - 6.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	46,500	1,582,395
BJ Services Co. (a)	13,900	582,271
ENSCO International, Inc.	63,100	1,680,984
GlobalSantaFe Corp.	30,000	753,900
Halliburton Co.	21,000	609,840
Pride International, Inc. (a)	21,000	330,120
Rowan Companies, Inc. (a)	11,100	243,978
Transocean, Inc. (a)	43,100	1,152,063
Varco International, Inc. (a)	18,598	375,680
Weatherford International Ltd. (a)	15,600	647,556
		7,958,787
Oil & Gas - 4.1%
Amerada Hess Corp.	6,500	458,835
Apache Corp.	7,000	282,520
Burlington Resources, Inc.	10,800	722,952
ChevronTexaco Corp.	45,900	4,149,360
ConocoPhillips	17,400	1,275,942
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	15,000	$ 421,500
Exxon Mobil Corp.	146,800	6,349,100
Giant Industries, Inc. (a)	6,000	112,320
Occidental Petroleum Corp.	23,700	1,047,540
Pioneer Natural Resources Co.	8,500	263,075
Premcor, Inc. (a)	16,500	604,395
Valero Energy Corp.	7,500	495,825
		16,183,364
TOTAL ENERGY		24,142,151
FINANCIALS - 24.1%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.	10,200	826,812
J.P. Morgan Chase & Co.	35,700	1,315,188
Lehman Brothers Holdings, Inc.	14,100	1,066,665
Merrill Lynch & Co., Inc.	68,100	3,868,080
Morgan Stanley	63,100	3,376,481
		10,453,226
Commercial Banks - 4.2%
Bank of America Corp.	80,057	6,655,138
Bank One Corp.	57,200	2,771,340
East West Bancorp, Inc.	9,400	570,298
Fifth Third Bancorp	18,000	977,220
National Commerce Financial Corp.	10,000	325,400
UCBH Holdings, Inc.	14,400	546,336
Valley National Bancorp	2,315	59,056
Wachovia Corp.	58,900	2,780,669
Wells Fargo & Co.	30,000	1,764,000
		16,449,457
Consumer Finance - 0.2%
Capital One Financial Corp.	8,080	566,085
MBNA Corp.	12,200	309,880
		875,965
Diversified Financial Services - 1.4%
CIT Group, Inc.	10,500	393,435
Citigroup, Inc.	110,900	5,149,087
		5,542,522
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.6%
ACE Ltd.	25,400	$ 1,045,972
AFLAC, Inc.	10,400	422,240
Allianz AG sponsored ADR	55,500	581,640
AMBAC Financial Group, Inc.	18,500	1,279,275
American International Group, Inc.	85,400	6,259,820
Bristol West Holdings, Inc.	3,300	69,135
Conseco, Inc. (a)	10,000	189,400
Hartford Financial Services Group, Inc.	11,900	786,828
Marsh & McLennan Companies, Inc.	4,700	207,364
MetLife, Inc.	22,300	792,765
Scottish Re Group Ltd.	15,000	330,000
St. Paul Travelers Companies, Inc.	7,367	292,323
UICI (a)	10,700	212,716
UnumProvident Corp.	37,300	543,088
W.R. Berkley Corp.	20,900	870,485
XL Capital Ltd. Class A	7,100	530,015
		14,413,066
Real Estate - 11.1%
Apartment Investment & Management Co. Class A	34,090	984,519
Archstone-Smith Trust	14,550	422,678
AvalonBay Communities, Inc.	15,330	834,719
Boston Properties, Inc.	34,860	1,720,690
CarrAmerica Realty Corp.	20,880	612,202
Catellus Development Corp.	25,070	612,460
CBL & Associates Properties, Inc.	12,560	669,699
CenterPoint Properties Trust (SBI)	8,180	602,457
Chelsea Property Group, Inc.	4,100	225,418
Cornerstone Realty Income Trust, Inc.	25,300	207,713
Correctional Properties Trust	38,660	1,090,212
Duke Realty Corp.	42,190	1,365,268
Equity Office Properties Trust	59,510	1,603,795
Equity One, Inc.	36,550	650,590
Equity Residential (SBI)	85,670	2,522,125
Federal Realty Investment Trust (SBI)	22,380	892,962
General Growth Properties, Inc.	66,190	1,944,662
Health Care Property Investors, Inc.	33,650	808,610
Health Care REIT, Inc.	22,910	743,430
Hersha Hospitality Trust	46,700	465,132
Highwoods Properties, Inc. (SBI)	46,850	1,064,901
Home Properties of New York, Inc.	12,430	491,979
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Host Marriott Corp. (a)	67,410	$ 826,447
Kilroy Realty Corp.	13,920	474,950
Kimco Realty Corp.	35,470	1,629,847
Liberty Property Trust (SBI)	18,650	743,949
Manufactured Home Communities, Inc.	25,050	777,803
MeriStar Hospitality Corp. (a)	156,420	993,267
Newcastle Investment Corp.	7,000	195,580
Omega Healthcare Investors, Inc.	21,330	204,341
Pan Pacific Retail Properties, Inc.	22,630	1,040,980
Plum Creek Timber Co., Inc.	29,130	912,352
Post Properties, Inc.	7,600	221,160
ProLogis	71,940	2,306,396
Public Storage, Inc.	31,020	1,426,610
Rayonier, Inc.	9,380	393,960
Reckson Associates Realty Corp.	63,250	1,645,765
Shurgard Storage Centers, Inc. Class A	9,400	352,500
Simon Property Group, Inc.	43,380	2,237,107
SL Green Realty Corp.	21,690	986,895
Taubman Centers, Inc.	15,230	339,629
The Mills Corp.	3,450	151,628
The Rouse Co.	34,490	1,574,469
Trizec Properties, Inc.	34,310	566,458
United Dominion Realty Trust, Inc. (SBI)	32,480	647,651
Ventas, Inc.	25,560	596,059
Vornado Realty Trust	42,040	2,297,486
		44,079,510
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	16,100	1,089,970
Freddie Mac	11,500	671,485
Golden West Financial Corp., Delaware	3,400	369,818
New York Community Bancorp, Inc.	18,200	426,244
Sovereign Bancorp, Inc.	24,200	526,350
The PMI Group, Inc.	3,000	129,510
Washington Mutual, Inc.	12,000	524,160
		3,737,537
TOTAL FINANCIALS		95,551,283
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 5.1%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	11,000	$ 683,650
BioMarin Pharmaceutical, Inc. (a)	72,000	439,920
Cephalon, Inc. (a)	4,200	226,254
ConjuChem, Inc. (a)	27,700	259,411
Genentech, Inc. (a)	12,000	717,720
MedImmune, Inc. (a)	22,900	551,203
Millennium Pharmaceuticals, Inc. (a)	22,700	338,457
		3,216,615
Health Care Equipment & Supplies - 1.2%
Arrow International, Inc.	8,200	247,394
Baxter International, Inc.	88,400	2,779,296
Dade Behring Holdings, Inc. (a)	11,700	522,405
Immucor, Inc. (a)	14,500	450,660
Medtronic, Inc.	3,500	167,650
St. Jude Medical, Inc. (a)	7,500	571,950
		4,739,355
Health Care Providers & Services - 0.8%
Community Health Systems, Inc. (a)	10,000	255,000
Covance, Inc. (a)	9,900	358,578
Lincare Holdings, Inc. (a)	4,300	144,523
Odyssey Healthcare, Inc. (a)	17,000	288,150
Tenet Healthcare Corp. (a)	51,000	607,920
UnitedHealth Group, Inc.	22,400	1,461,600
WebMD Corp. (a)	25,000	221,500
		3,337,271
Pharmaceuticals - 2.3%
Barr Pharmaceuticals, Inc. (a)	7,000	305,340
Forest Laboratories, Inc. (a)	4,450	282,086
Johnson & Johnson	31,400	1,749,294
Merck & Co., Inc.	53,900	2,549,470
Pfizer, Inc.	29,600	1,046,064
Schering-Plough Corp.	140,700	2,377,830
Wyeth	18,200	655,200
		8,965,284
TOTAL HEALTH CARE		20,258,525
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.0%
Boeing Co.	19,500	$ 893,100
Bombardier, Inc. Class B (sub. vtg.)	29,200	98,016
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	11,900	302,974
Honeywell International, Inc.	105,600	3,558,720
Lockheed Martin Corp.	23,900	1,184,006
Northrop Grumman Corp.	4,200	433,146
Precision Castparts Corp.	6,800	318,852
Raytheon Co.	26,000	864,500
United Defense Industries, Inc. (a)	10,400	347,360
		8,000,674
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	13,000	590,720
Airlines - 0.4%
AirTran Holdings, Inc. (a)	47,000	654,240
Southwest Airlines Co.	73,100	1,133,781
		1,788,021
Building Products - 0.4%
Masco Corp.	50,900	1,473,555
Trex Co., Inc. (a)	4,000	145,320
		1,618,875
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	14,500	856,080
Casella Waste Systems, Inc. Class A (a)	22,000	307,560
Cendant Corp.	77,700	1,782,438
Cintas Corp.	11,200	508,256
Monster Worldwide, Inc. (a)	8,400	212,604
On Assignment, Inc. (a)	20,000	117,400
Robert Half International, Inc.	59,800	1,673,204
ServiceMaster Co.	18,000	218,880
Waste Management, Inc.	19,800	569,448
		6,245,870
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	26,671	770,792
Fluor Corp.	15,100	610,342
MasTec, Inc. (a)	20,000	85,400
		1,466,534
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
FuelCell Energy, Inc. (a)	15,000	$ 238,050
Rockwell Automation, Inc.	12,000	406,320
		644,370
Industrial Conglomerates - 2.6%
3M Co.	6,800	575,008
General Electric Co.	123,800	3,852,656
Tyco International Ltd.	189,900	5,847,021
		10,274,685
Machinery - 0.2%
AGCO Corp. (a)	15,000	287,400
SPX Corp.	14,200	620,824
		908,224
Road & Rail - 0.1%
Overnite Corp.	10,000	261,400
TOTAL INDUSTRIALS		31,799,373
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	32,600	195,274
Cisco Systems, Inc. (a)	26,300	582,545
Foundry Networks, Inc. (a)	43,000	530,620
Lucent Technologies, Inc. (a)	170,000	606,900
McDATA Corp. Class A (a)	25,600	121,600
Motorola, Inc.	61,800	1,221,786
Telefonaktiebolaget LM Ericsson ADR (a)	18,600	519,870
		3,778,595
Computers & Peripherals - 1.3%
Diebold, Inc.	4,500	221,085
Hewlett-Packard Co.	61,900	1,314,756
Hutchinson Technology, Inc. (a)	14,700	388,227
International Business Machines Corp.	32,900	2,914,611
Western Digital Corp. (a)	20,200	184,628
		5,023,307
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	4,000	102,800
Flextronics International Ltd. (a)	15,000	263,400
PerkinElmer, Inc.	14,600	284,846
Solectron Corp. (a)	134,106	737,583
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Thermo Electron Corp. (a)	22,200	$ 683,316
Waters Corp. (a)	43,200	1,990,656
		4,062,601
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	27,100	830,886
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	10,000	498,200
BearingPoint, Inc. (a)	15,900	136,422
The BISYS Group, Inc. (a)	14,700	185,955
		820,577
Office Electronics - 0.2%
Xerox Corp. (a)	47,000	636,380
Semiconductors & Semiconductor Equipment - 1.3%
Agere Systems, Inc.:
Class A (a)	75,000	190,500
Class B (a)	58,700	143,815
Cabot Microelectronics Corp. (a)	8,000	249,200
FormFactor, Inc.	5,300	99,640
Intel Corp.	19,800	565,290
Intersil Corp. Class A	7,400	157,250
KLA-Tencor Corp. (a)	25,000	1,204,500
Micron Technology, Inc. (a)	23,000	345,690
National Semiconductor Corp. (a)	11,000	238,370
Novellus Systems, Inc. (a)	50,400	1,677,816
PMC-Sierra, Inc. (a)	22,000	310,200
		5,182,271
Software - 0.8%
BEA Systems, Inc. (a)	38,100	328,803
Microsoft Corp.	107,500	2,832,625
Siebel Systems, Inc. (a)	20,000	216,000
		3,377,428
TOTAL INFORMATION TECHNOLOGY		23,712,045
MATERIALS - 4.1%
Chemicals - 1.7%
Dow Chemical Co.	63,500	2,533,650
E.I. du Pont de Nemours & Co.	45,700	1,974,240
Ecolab, Inc.	8,100	247,131
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Headwaters, Inc. (a)	10,000	$ 209,000
Lyondell Chemical Co.	38,700	639,324
Millennium Chemicals, Inc.	44,772	760,229
Olin Corp.	16,900	278,005
		6,641,579
Containers & Packaging - 0.8%
Ball Corp.	4,500	307,395
Bemis Co., Inc.	17,100	471,105
Owens-Illinois, Inc. (a)	61,500	912,045
Packaging Corp. of America	27,000	634,500
Sealed Air Corp. (a)	7,300	366,971
Smurfit-Stone Container Corp. (a)	33,500	608,360
		3,300,376
Metals & Mining - 1.3%
Alcoa, Inc.	18,000	563,400
Companhia Vale do Rio Doce sponsored ADR	5,700	288,990
Freeport-McMoRan Copper & Gold, Inc. Class B	15,000	504,450
GrafTech International Ltd. (a)	15,000	142,500
Massey Energy Co.	30,300	745,986
Metals USA, Inc. (a)	14,800	220,520
Newmont Mining Corp.	11,800	468,578
Nucor Corp.	27,800	1,830,630
Phelps Dodge Corp. (a)	8,000	543,200
		5,308,254
Paper & Forest Products - 0.3%
Bowater, Inc.	19,600	827,708
Weyerhaeuser Co.	5,000	302,400
		1,130,108
TOTAL MATERIALS		16,380,317
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Cincinnati Bell, Inc. (a)	55,000	226,600
Citizens Communications Co. (a)	7,800	99,060
Covad Communications Group, Inc. (a)	245,800	528,470
SBC Communications, Inc.	164,000	3,886,800
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV sponsored ADR	14,000	$ 470,960
Verizon Communications, Inc.	76,200	2,634,996
		7,846,886
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	37,200	547,956
Nextel Communications, Inc. Class A (a)	18,600	430,218
Nextel Partners, Inc. Class A (a)	20,000	326,200
Western Wireless Corp. Class A (a)	5,800	158,804
		1,463,178
TOTAL TELECOMMUNICATION SERVICES		9,310,064
UTILITIES - 1.4%
Electric Utilities - 1.1%
Entergy Corp.	20,700	1,130,427
FirstEnergy Corp.	18,100	705,900
PG&E Corp. (a)	20,300	578,550
PPL Corp.	7,000	302,050
Southern Co.	16,200	468,504
TXU Corp.	18,900	706,293
Westar Energy, Inc.	25,000	493,000
Xcel Energy, Inc.	7,500	127,425
		4,512,149
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	53,600	500,624
Calpine Corp. (a)	73,500	278,565
Public Service Enterprise Group, Inc.	5,000	210,800
		989,989
TOTAL UTILITIES		5,502,138
TOTAL COMMON STOCKS (Cost $269,108,644)		267,449,085
Preferred Stocks - 17.7%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 5.4%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.4%
Six Flags, Inc. 7.25% PIERS	82,700	$ 1,749,105
Media - 0.3%
Emmis Communications Corp. Series A, 6.25%	10,100	462,782
Radio One, Inc. 6.50%	470	495,116
		957,898
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	44,600	2,000,310
TOTAL CONSUMER DISCRETIONARY		4,707,313
ENERGY - 0.8%
Oil & Gas - 0.8%
Chesapeake Energy Corp. 6.75%	11,700	1,031,794
Valero Energy Corp. 2.00%	61,700	2,020,675
		3,052,469
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
AES Trust VII 6.00%	80,100	3,584,475
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 4.25%	1,370	731,553
MATERIALS - 1.0%
Containers & Packaging - 0.8%
Owens-Illinois, Inc. 4.75%	99,210	2,986,221
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (d)	1,050	948,413
TOTAL MATERIALS		3,934,634
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc. 6.875% ACES	210,200	5,243,859
TOTAL CONVERTIBLE PREFERRED STOCKS		21,254,303
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 12.3%
ENERGY - 1.8%
Oil & Gas - 1.8%
El Paso Tennessee Pipeline Co. Series A, 8.25%	164,900	$ 7,255,592
FINANCIALS - 7.0%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	765,000
Series G, 5.49%	15,000	695,250
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	345,241
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	136,750	3,528,150
		5,333,641
Commercial Banks - 0.2%
Banco Santander Central Hispano SA 6.41% (d)	31,400	788,925
Consumer Finance - 0.6%
SLM Corp. Series A, 6.97%	43,400	2,311,050
Diversified Financial Services - 0.7%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,404,904
EIX Trust II Series B, 8.60%	19,600	493,920
Heco Capital Trust III 6.50%	12,000	298,800
RC Trust I 7.00%	9,680	511,913
		2,709,537
Real Estate - 1.1%
Apartment Investment & Management Co. Series U, 7.75%	39,000	910,260
Duke Realty Corp. (depositary shares) Series K, 6.50%	74,800	1,705,440
Glimcher Realty Trust Series G, 8.125%	51,200	1,262,080
Host Marriott Corp. Series E, 8.875%	20,000	500,000
		4,377,780
Thrifts & Mortgage Finance - 3.1%
Fannie Mae:
Series H, 5.81%	29,200	1,460,000
Series L, 5.125%	90,900	4,081,410
Series N, 5.50%	71,650	3,439,200
Freddie Mac:
Series H, 5.10%	10,300	449,595
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$ 994,695
Series R, 5.70%	37,300	1,841,128
		12,266,028
TOTAL FINANCIALS		27,786,961
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	836,550
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	494,400
TOTAL MATERIALS		1,330,950
UTILITIES - 3.2%
Electric Utilities - 3.2%
Alabama Power Co. 5.30%	88,600	2,055,520
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,382,515
Duquesne Light Co. 6.50%	69,950	3,462,525
FPL Group Capital Trust I 5.875%	20,000	475,000
Monongahela Power Co. Series L, 7.73%	10,800	1,004,400
Southern California Edison Co.:
4.78%	46,500	836,070
Series B, 4.08%	27,271	455,426
Series C, 4.24%	43,300	742,595
Series D, 4.32%	70,000	1,200,500
		12,614,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,988,054
TOTAL PREFERRED STOCKS (Cost $73,799,839)		70,242,357
Money Market Funds - 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b)	5,587,577	$ 5,587,577
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	552,075	552,075
TOTAL MONEY MARKET FUNDS (Cost $6,139,652)		6,139,652
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $402,456,739)		397,069,637
NET OTHER ASSETS - (0.2)%		(617,097)
NET ASSETS - 100%		$ 396,452,540
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,251,295 or 3.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.0%
BBB	0.9%
BB	3.0%
B	2.1%
CCC,CC,C	1.6%
Not Rated	4.8%
Equities	85.2%
Short-Term Investments and Net Other Assets	1.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Purchases and sales of securities, other than short-term securities, aggregated $473,765,098 and $72,537,906, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,973 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $553,005) (cost $402,456,739) - See accompanying schedule		$ 397,069,637
Receivable for investments sold		1,914,636
Receivable for fund shares sold		869,178
Dividends receivable		430,779
Interest receivable		418,936
Prepaid expenses		51,654
Other receivables		32,970
Total assets		400,787,790

Liabilities
Payable for investments purchased	$ 2,958,072
Payable for fund shares redeemed	392,768
Accrued management fee	210,584
Distribution fees payable	29,331
Other affiliated payables	81,043
Other payables and accrued expenses	111,377
Collateral on securities loaned, at value	552,075
Total liabilities		4,335,250

Net Assets		$ 396,452,540
Net Assets consist of:
Paid in capital		$ 404,987,369
Undistributed net investment income		1,520,040
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,667,775)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,387,094)
Net Assets		$ 396,452,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,148,420 ÷ 1,385,821 shares)	$ 10.21

Maximum offering price per share (100/94.25 of $10.21)	$ 10.83
Class T: Net Asset Value and redemption price per share ($17,465,948 ÷ 1,711,820 shares)	$ 10.20

Maximum offering price per share (100/96.50 of $10.20)	$ 10.57
Class B: Net Asset Value and offering price per share ($8,316,340 ÷ 816,493 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($18,734,629 ÷ 1,839,312 shares)A	$ 10.19

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($334,904,915 ÷ 32,766,139 shares)	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,882,288 ÷ 282,182 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period December 23, 2003 (commencement of operations) to May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,768,144
Interest		424,753
Security lending		2,136
Total income		3,195,033

Expenses
Management fee	$ 702,706
Transfer agent fees	281,959
Distribution fees	88,195
Accounting and security lending fees	51,650
Non-interested trustees' compensation	396
Custodian fees and expenses	52,683
Registration fees	92,953
Audit	16,326
Legal	60
Miscellaneous	170
Total expenses before reductions	1,287,098
Expense reductions	(71,320)	1,215,778
Net investment income (loss)		1,979,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,669,144)
Foreign currency transactions	1,369
Total net realized gain (loss)		(4,667,775)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,387,102)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(5,387,094)
Net gain (loss)		(10,054,869)
Net increase (decrease) in net assets resulting from operations		$ (8,075,614)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 23, 2003 (commencement of operations) to May 31, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,979,255
Net realized gain (loss)	(4,667,775)
Change in net unrealized appreciation (depreciation)	(5,387,094)
Net increase (decrease) in net assets resulting from operations	(8,075,614)
Distributions to shareholders from net investment income	(459,215)
Share transactions - net increase (decrease)	404,987,369
Total increase (decrease) in net assets	396,452,540

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,520,040)	$ 396,452,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31, 2004 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.17 F
Total from investment operations	.23
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.21
Total Return B,C,D	2.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.26%A
Expenses net of voluntary waivers, if any	1.20%A
Expenses net of all reductions	1.17% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,148
Portfolio turnover rate	61% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.16F
Total from investment operations	.21
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.20
Total ReturnB,C,D	2.10%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.51%A
Expenses net of voluntary waivers, if any	1.45%A
Expenses net of all reductions	1.42%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,466
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.17F
Total from investment operations	.20
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.95%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.04%A
Expenses net of voluntary waivers, if any	1.95%A
Expenses net of all reductions	1.92%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,316
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.17F
Total from investment operations	.20
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.95%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.00%A
Expenses net of voluntary waivers, if any	1.95%A
Expenses net of all reductions	1.92%A
Net investment income (loss)	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,735
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend & Income

Period ended May 31, 2004F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.17E
Total from investment operations	.24
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.22
Total ReturnB,C	2.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	.98%A
Expenses net of voluntary waivers, if any	.95%A
Expenses net of all reductions	.92%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,905
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 23, 2003 (commencement of operations) to May 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2004F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.16E
Total from investment operations	.23
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.21
Total ReturnB,C	2.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.97%A
Expenses net of voluntary waivers, if any	.95%A
Expenses net of all reductions	.92%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,882
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 23, 2003 (commencement of operations) to May 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 11,387,054
Unrealized depreciation	(17,358,736)
Net unrealized appreciation (depreciation)	$ (5,971,682)
Cost for federal income tax purposes	$ 403,041,319

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,385	$ 1,044
Class T	.25%	.25%	19,894	2,134
Class B	.75%	.25%	18,667	15,072
Class C	.75%	.25%	41,249	33,233
			$ 88,195	$ 51,483

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 60,335
Class T	26,761
Class B*	1,657
Class C*	1,693
$ 90,446

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,057	.27*
Class T	10,824	.27*
Class B	5,419	.29*
Class C	11,107	.27*
Strategic Dividend & Income	243,794	.23*
Institutional Class	1,758	.19*
	$ 281,959

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $39,008 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Effective December 23, 2003, FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 1,967
Class T	1.45%	2,370
Class B	1.95%	1,696
Class C	1.95%	2,299
Strategic Dividend & Income	.95%	28,989
Institutional Class	.95%	184
		$ 37,505

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $32,350 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,465.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period December 23, 2003 (commencement of operations) to May 31, 2004
From net investment income
Class A	$ 10,278
Class T	8,648
Class B	1,881
Class C	4,276
Strategic Dividend & Income	430,123
Institutional Class	4,009
Total	$ 459,215

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period December 23, 2003 (commencement of operations) to May 31, 2004	For the period December 23, 2003 (commencement of operations) to May 31, 2004
Class A
Shares sold	1,470,027	$ 15,212,108
Reinvestment of distributions	671	7,171
Shares redeemed	(84,877)	(863,448)
Net increase (decrease)	1,385,821	$ 14,355,831
Class T
Shares sold	1,734,620	$ 17,977,006
Reinvestment of distributions	584	6,236
Shares redeemed	(23,384)	(238,262)
Net increase (decrease)	1,711,820	$ 17,744,980
Class B
Shares sold	839,815	$ 8,642,138
Reinvestment of distributions	118	1,255
Shares redeemed	(23,440)	(238,135)
Net increase (decrease)	816,493	$ 8,405,258
Class C
Shares sold	1,863,966	$ 19,253,693
Reinvestment of distributions	266	2,843
Shares redeemed	(24,920)	(252,395)
Net increase (decrease)	1,839,312	$ 19,004,141
Strategic Dividend & Income
Shares sold	39,208,484	$ 408,802,215
Reinvestment of distributions	36,183	386,431
Shares redeemed	(6,478,528)	(66,603,303)
Net increase (decrease)	32,766,139	$ 342,585,343
Institutional Class
Shares sold	292,166	$ 2,993,335
Reinvestment of distributions	218	2,327
Shares redeemed	(10,202)	(103,846)
Net increase (decrease)	282,182	$ 2,891,816

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASDII-USAN-0704
1.802530.100

Fidelity®

Strategic Dividend & IncomeSM

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Ten Investments as of May 31, 2004
(excluding cash equivalents)	% of fund's net assets
El Paso Tennessee Pipeline Co. Series A, 8.25%	1.8
Bank of America Corp.	1.7
Exxon Mobil Corp.	1.6
American International Group, Inc.	1.6
Tyco International Ltd.	1.5
CenturyTel, Inc. 6.875% ACES	1.3
Citigroup, Inc.	1.3
ChevronTexaco Corp.	1.0
Fannie Mae Series L, 5.125%	1.0
SBC Communications, Inc.	1.0
13.8
Top Five Market Sectors as of May 31, 2004
% of fund's net assets
Financials	33.5
Health Care	10.5
Energy	9.8
Consumer Discretionary	9.5
Information Technology	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2004 *
Convertible Bonds 13.4%
Common Stocks 67.5%
Preferred Stocks 17.7%
Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	3.3%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 13.4%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Interpublic Group of Companies, Inc. 4.5% 3/15/23	$ 1,200,000	$ 1,697,520
ENERGY - 1.1%
Oil & Gas - 1.1%
El Paso Corp. 0% 2/28/21	4,470,000	2,095,313
Evergreen Resources, Inc. 4.75% 12/15/21	1,430,000	2,237,950
		4,333,263
FINANCIALS - 1.5%
Capital Markets - 0.5%
Merrill Lynch & Co., Inc. liquid yield option note 0% 3/13/32	2,110,000	2,160,218
Consumer Finance - 0.5%
American Express Co. 1.85% 12/1/33 (c)(d)	1,800,000	1,953,000
Diversified Financial Services - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	1,310,000	2,002,073
TOTAL FINANCIALS		6,115,291
HEALTH CARE - 5.4%
Biotechnology - 2.6%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	2,190,000	1,938,150
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	2,160,000	1,998,000
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,030,000	2,586,588
Invitrogen Corp. 2.25% 12/15/06	2,630,000	2,741,775
Serologicals Corp. 4.75% 8/15/33 (d)	770,000	1,087,471
		10,351,984
Health Care Equipment & Supplies - 1.4%
Bausch & Lomb, Inc. 1.71% 8/1/23 (e)	1,200,000	1,579,020
Cooper Companies, Inc. 2.625% 7/1/23	1,480,000	2,052,612
Fisher Scientific International, Inc.:
2.5% 10/1/23 (d)	995,000	1,399,607
2.5% 10/1/23	380,000	534,523
		5,565,762
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 1.5% 8/1/23	1,900,000	2,020,840
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
IVAX Corp. 1.5% 3/1/24 (d)	$ 1,750,000	$ 1,812,475
MGI Pharma, Inc. 1.6821% 3/2/24 (c)(d)	2,040,000	1,814,172
		3,626,647
TOTAL HEALTH CARE		21,565,233
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.5%
Comverse Technology, Inc. 0% 5/15/23	800,000	927,000
Juniper Networks, Inc. 0% 6/15/08	730,000	910,018
		1,837,018
Internet Software & Services - 0.7%
Yahoo!, Inc. 0% 4/1/08	1,740,000	2,817,713
IT Services - 0.6%
DST Systems, Inc.:
4.125% 8/15/23 (d)	1,240,000	1,561,532
4.125% 8/15/23	790,000	994,847
		2,556,379
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. 6.5% 12/15/09	1,600,000	1,951,744
Software - 0.5%
Concord Communications, Inc. 3% 12/15/23 (d)	2,180,000	1,885,700
TOTAL INFORMATION TECHNOLOGY		11,048,554
MATERIALS - 0.5%
Metals & Mining - 0.5%
Inco Ltd. yankee 3.5% 3/14/52	1,290,000	1,773,750
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp. 4% 7/15/10	1,390,000	2,237,900
Nextel Partners, Inc. 1.5% 11/15/08	1,025,000	2,305,020
		4,542,920
Convertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 4.5% 8/15/05	$ 2,190,000	$ 2,162,012
TOTAL CONVERTIBLE BONDS (Cost $53,408,604)		53,238,543
Common Stocks - 67.5%
	Shares
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.0%
TRW Automotive Holdings Corp.	9,900	194,436
Automobiles - 0.1%
Harley-Davidson, Inc.	5,000	287,450
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. (a)	28,000	385,560
McDonald's Corp.	76,900	2,030,160
Orbitz, Inc. Class A	5,500	111,375
Royal Caribbean Cruises Ltd.	8,500	332,520
Starwood Hotels & Resorts Worldwide, Inc. unit	3,330	140,459
Volume Services America Holdings, Inc. Income Deposit Security	220,300	3,176,726
		6,176,800
Household Durables - 0.4%
LG Electronics, Inc.	4,250	246,715
Newell Rubbermaid, Inc.	24,300	572,751
Pulte Homes, Inc.	3,600	189,900
Sony Corp. sponsored ADR	19,600	722,652
		1,732,018
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	7,900	381,491
Leisure Equipment & Products - 0.3%
Brunswick Corp.	6,000	243,000
Eastman Kodak Co.	24,900	651,882
Leapfrog Enterprises, Inc. Class A (a)	21,000	448,770
		1,343,652
Media - 3.6%
Cablevision Systems Corp. - NY Group Class A (a)	35,700	782,544
Clear Channel Communications, Inc.	33,200	1,318,040
Cumulus Media, Inc. Class A (a)	51,700	958,518
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp. Class A (a)	3,100	$ 99,696
Emmis Communications Corp. Class A (a)	36,200	789,160
Fox Entertainment Group, Inc. Class A (a)	20,100	541,695
Grupo Televisa SA de CV sponsored ADR	14,000	591,640
Lamar Advertising Co. Class A (a)	31,700	1,295,579
Liberty Media Corp. Class A (a)	98,000	1,076,040
News Corp. Ltd. sponsored ADR	9,200	313,352
Salem Communications Corp. Class A (a)	14,900	447,000
Spanish Broadcasting System, Inc. Class A (a)	14,100	136,065
The DIRECTV Group, Inc. (a)	40,600	714,966
Time Warner, Inc. (a)	95,400	1,625,616
Viacom, Inc. Class B (non-vtg.)	41,800	1,542,002
Walt Disney Co.	73,300	1,720,351
XM Satellite Radio Holdings, Inc. Class A (a)	10,600	266,908
		14,219,172
Multiline Retail - 0.4%
99 Cents Only Stores (a)	12,000	232,920
JCPenney Co., Inc.	18,000	644,040
Kohl's Corp. (a)	4,600	218,776
Saks, Inc.	22,700	340,727
		1,436,463
Specialty Retail - 1.4%
American Eagle Outfitters, Inc. (a)	18,466	534,775
Gap, Inc.	48,800	1,178,520
Home Depot, Inc.	50,700	1,821,144
Office Depot, Inc. (a)	42,600	696,084
Sonic Automotive, Inc. Class A	8,498	186,531
Toys 'R' Us, Inc. (a)	55,400	870,888
Weight Watchers International, Inc. (a)	7,000	243,950
		5,531,892
TOTAL CONSUMER DISCRETIONARY		31,303,374
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	10,200	543,354
PepsiCo, Inc.	24,000	1,280,880
The Coca-Cola Co.	5,200	267,020
		2,091,254
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.4%
Safeway, Inc. (a)	30,000	$ 676,800
Wal-Mart Stores, Inc.	14,500	808,085
		1,484,885
Food Products - 0.2%
Del Monte Foods Co. (a)	16,000	164,320
Interstate Bakeries Corp.	30,200	317,100
McCormick & Co., Inc. (non-vtg.)	3,300	116,985
		598,405
Household Products - 0.9%
Clorox Co.	4,300	225,148
Colgate-Palmolive Co.	11,500	657,800
Procter & Gamble Co.	24,900	2,684,718
		3,567,666
Personal Products - 0.3%
Gillette Co.	28,200	1,215,138
Tobacco - 0.1%
Altria Group, Inc.	11,100	532,467
TOTAL CONSUMER STAPLES		9,489,815
ENERGY - 6.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	46,500	1,582,395
BJ Services Co. (a)	13,900	582,271
ENSCO International, Inc.	63,100	1,680,984
GlobalSantaFe Corp.	30,000	753,900
Halliburton Co.	21,000	609,840
Pride International, Inc. (a)	21,000	330,120
Rowan Companies, Inc. (a)	11,100	243,978
Transocean, Inc. (a)	43,100	1,152,063
Varco International, Inc. (a)	18,598	375,680
Weatherford International Ltd. (a)	15,600	647,556
		7,958,787
Oil & Gas - 4.1%
Amerada Hess Corp.	6,500	458,835
Apache Corp.	7,000	282,520
Burlington Resources, Inc.	10,800	722,952
ChevronTexaco Corp.	45,900	4,149,360
ConocoPhillips	17,400	1,275,942
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	15,000	$ 421,500
Exxon Mobil Corp.	146,800	6,349,100
Giant Industries, Inc. (a)	6,000	112,320
Occidental Petroleum Corp.	23,700	1,047,540
Pioneer Natural Resources Co.	8,500	263,075
Premcor, Inc. (a)	16,500	604,395
Valero Energy Corp.	7,500	495,825
		16,183,364
TOTAL ENERGY		24,142,151
FINANCIALS - 24.1%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.	10,200	826,812
J.P. Morgan Chase & Co.	35,700	1,315,188
Lehman Brothers Holdings, Inc.	14,100	1,066,665
Merrill Lynch & Co., Inc.	68,100	3,868,080
Morgan Stanley	63,100	3,376,481
		10,453,226
Commercial Banks - 4.2%
Bank of America Corp.	80,057	6,655,138
Bank One Corp.	57,200	2,771,340
East West Bancorp, Inc.	9,400	570,298
Fifth Third Bancorp	18,000	977,220
National Commerce Financial Corp.	10,000	325,400
UCBH Holdings, Inc.	14,400	546,336
Valley National Bancorp	2,315	59,056
Wachovia Corp.	58,900	2,780,669
Wells Fargo & Co.	30,000	1,764,000
		16,449,457
Consumer Finance - 0.2%
Capital One Financial Corp.	8,080	566,085
MBNA Corp.	12,200	309,880
		875,965
Diversified Financial Services - 1.4%
CIT Group, Inc.	10,500	393,435
Citigroup, Inc.	110,900	5,149,087
		5,542,522
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 3.6%
ACE Ltd.	25,400	$ 1,045,972
AFLAC, Inc.	10,400	422,240
Allianz AG sponsored ADR	55,500	581,640
AMBAC Financial Group, Inc.	18,500	1,279,275
American International Group, Inc.	85,400	6,259,820
Bristol West Holdings, Inc.	3,300	69,135
Conseco, Inc. (a)	10,000	189,400
Hartford Financial Services Group, Inc.	11,900	786,828
Marsh & McLennan Companies, Inc.	4,700	207,364
MetLife, Inc.	22,300	792,765
Scottish Re Group Ltd.	15,000	330,000
St. Paul Travelers Companies, Inc.	7,367	292,323
UICI (a)	10,700	212,716
UnumProvident Corp.	37,300	543,088
W.R. Berkley Corp.	20,900	870,485
XL Capital Ltd. Class A	7,100	530,015
		14,413,066
Real Estate - 11.1%
Apartment Investment & Management Co. Class A	34,090	984,519
Archstone-Smith Trust	14,550	422,678
AvalonBay Communities, Inc.	15,330	834,719
Boston Properties, Inc.	34,860	1,720,690
CarrAmerica Realty Corp.	20,880	612,202
Catellus Development Corp.	25,070	612,460
CBL & Associates Properties, Inc.	12,560	669,699
CenterPoint Properties Trust (SBI)	8,180	602,457
Chelsea Property Group, Inc.	4,100	225,418
Cornerstone Realty Income Trust, Inc.	25,300	207,713
Correctional Properties Trust	38,660	1,090,212
Duke Realty Corp.	42,190	1,365,268
Equity Office Properties Trust	59,510	1,603,795
Equity One, Inc.	36,550	650,590
Equity Residential (SBI)	85,670	2,522,125
Federal Realty Investment Trust (SBI)	22,380	892,962
General Growth Properties, Inc.	66,190	1,944,662
Health Care Property Investors, Inc.	33,650	808,610
Health Care REIT, Inc.	22,910	743,430
Hersha Hospitality Trust	46,700	465,132
Highwoods Properties, Inc. (SBI)	46,850	1,064,901
Home Properties of New York, Inc.	12,430	491,979
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Host Marriott Corp. (a)	67,410	$ 826,447
Kilroy Realty Corp.	13,920	474,950
Kimco Realty Corp.	35,470	1,629,847
Liberty Property Trust (SBI)	18,650	743,949
Manufactured Home Communities, Inc.	25,050	777,803
MeriStar Hospitality Corp. (a)	156,420	993,267
Newcastle Investment Corp.	7,000	195,580
Omega Healthcare Investors, Inc.	21,330	204,341
Pan Pacific Retail Properties, Inc.	22,630	1,040,980
Plum Creek Timber Co., Inc.	29,130	912,352
Post Properties, Inc.	7,600	221,160
ProLogis	71,940	2,306,396
Public Storage, Inc.	31,020	1,426,610
Rayonier, Inc.	9,380	393,960
Reckson Associates Realty Corp.	63,250	1,645,765
Shurgard Storage Centers, Inc. Class A	9,400	352,500
Simon Property Group, Inc.	43,380	2,237,107
SL Green Realty Corp.	21,690	986,895
Taubman Centers, Inc.	15,230	339,629
The Mills Corp.	3,450	151,628
The Rouse Co.	34,490	1,574,469
Trizec Properties, Inc.	34,310	566,458
United Dominion Realty Trust, Inc. (SBI)	32,480	647,651
Ventas, Inc.	25,560	596,059
Vornado Realty Trust	42,040	2,297,486
		44,079,510
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	16,100	1,089,970
Freddie Mac	11,500	671,485
Golden West Financial Corp., Delaware	3,400	369,818
New York Community Bancorp, Inc.	18,200	426,244
Sovereign Bancorp, Inc.	24,200	526,350
The PMI Group, Inc.	3,000	129,510
Washington Mutual, Inc.	12,000	524,160
		3,737,537
TOTAL FINANCIALS		95,551,283
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 5.1%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	11,000	$ 683,650
BioMarin Pharmaceutical, Inc. (a)	72,000	439,920
Cephalon, Inc. (a)	4,200	226,254
ConjuChem, Inc. (a)	27,700	259,411
Genentech, Inc. (a)	12,000	717,720
MedImmune, Inc. (a)	22,900	551,203
Millennium Pharmaceuticals, Inc. (a)	22,700	338,457
		3,216,615
Health Care Equipment & Supplies - 1.2%
Arrow International, Inc.	8,200	247,394
Baxter International, Inc.	88,400	2,779,296
Dade Behring Holdings, Inc. (a)	11,700	522,405
Immucor, Inc. (a)	14,500	450,660
Medtronic, Inc.	3,500	167,650
St. Jude Medical, Inc. (a)	7,500	571,950
		4,739,355
Health Care Providers & Services - 0.8%
Community Health Systems, Inc. (a)	10,000	255,000
Covance, Inc. (a)	9,900	358,578
Lincare Holdings, Inc. (a)	4,300	144,523
Odyssey Healthcare, Inc. (a)	17,000	288,150
Tenet Healthcare Corp. (a)	51,000	607,920
UnitedHealth Group, Inc.	22,400	1,461,600
WebMD Corp. (a)	25,000	221,500
		3,337,271
Pharmaceuticals - 2.3%
Barr Pharmaceuticals, Inc. (a)	7,000	305,340
Forest Laboratories, Inc. (a)	4,450	282,086
Johnson & Johnson	31,400	1,749,294
Merck & Co., Inc.	53,900	2,549,470
Pfizer, Inc.	29,600	1,046,064
Schering-Plough Corp.	140,700	2,377,830
Wyeth	18,200	655,200
		8,965,284
TOTAL HEALTH CARE		20,258,525
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.0%
Boeing Co.	19,500	$ 893,100
Bombardier, Inc. Class B (sub. vtg.)	29,200	98,016
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	11,900	302,974
Honeywell International, Inc.	105,600	3,558,720
Lockheed Martin Corp.	23,900	1,184,006
Northrop Grumman Corp.	4,200	433,146
Precision Castparts Corp.	6,800	318,852
Raytheon Co.	26,000	864,500
United Defense Industries, Inc. (a)	10,400	347,360
		8,000,674
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	13,000	590,720
Airlines - 0.4%
AirTran Holdings, Inc. (a)	47,000	654,240
Southwest Airlines Co.	73,100	1,133,781
		1,788,021
Building Products - 0.4%
Masco Corp.	50,900	1,473,555
Trex Co., Inc. (a)	4,000	145,320
		1,618,875
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	14,500	856,080
Casella Waste Systems, Inc. Class A (a)	22,000	307,560
Cendant Corp.	77,700	1,782,438
Cintas Corp.	11,200	508,256
Monster Worldwide, Inc. (a)	8,400	212,604
On Assignment, Inc. (a)	20,000	117,400
Robert Half International, Inc.	59,800	1,673,204
ServiceMaster Co.	18,000	218,880
Waste Management, Inc.	19,800	569,448
		6,245,870
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	26,671	770,792
Fluor Corp.	15,100	610,342
MasTec, Inc. (a)	20,000	85,400
		1,466,534
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
FuelCell Energy, Inc. (a)	15,000	$ 238,050
Rockwell Automation, Inc.	12,000	406,320
		644,370
Industrial Conglomerates - 2.6%
3M Co.	6,800	575,008
General Electric Co.	123,800	3,852,656
Tyco International Ltd.	189,900	5,847,021
		10,274,685
Machinery - 0.2%
AGCO Corp. (a)	15,000	287,400
SPX Corp.	14,200	620,824
		908,224
Road & Rail - 0.1%
Overnite Corp.	10,000	261,400
TOTAL INDUSTRIALS		31,799,373
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	32,600	195,274
Cisco Systems, Inc. (a)	26,300	582,545
Foundry Networks, Inc. (a)	43,000	530,620
Lucent Technologies, Inc. (a)	170,000	606,900
McDATA Corp. Class A (a)	25,600	121,600
Motorola, Inc.	61,800	1,221,786
Telefonaktiebolaget LM Ericsson ADR (a)	18,600	519,870
		3,778,595
Computers & Peripherals - 1.3%
Diebold, Inc.	4,500	221,085
Hewlett-Packard Co.	61,900	1,314,756
Hutchinson Technology, Inc. (a)	14,700	388,227
International Business Machines Corp.	32,900	2,914,611
Western Digital Corp. (a)	20,200	184,628
		5,023,307
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	4,000	102,800
Flextronics International Ltd. (a)	15,000	263,400
PerkinElmer, Inc.	14,600	284,846
Solectron Corp. (a)	134,106	737,583
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Thermo Electron Corp. (a)	22,200	$ 683,316
Waters Corp. (a)	43,200	1,990,656
		4,062,601
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	27,100	830,886
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	10,000	498,200
BearingPoint, Inc. (a)	15,900	136,422
The BISYS Group, Inc. (a)	14,700	185,955
		820,577
Office Electronics - 0.2%
Xerox Corp. (a)	47,000	636,380
Semiconductors & Semiconductor Equipment - 1.3%
Agere Systems, Inc.:
Class A (a)	75,000	190,500
Class B (a)	58,700	143,815
Cabot Microelectronics Corp. (a)	8,000	249,200
FormFactor, Inc.	5,300	99,640
Intel Corp.	19,800	565,290
Intersil Corp. Class A	7,400	157,250
KLA-Tencor Corp. (a)	25,000	1,204,500
Micron Technology, Inc. (a)	23,000	345,690
National Semiconductor Corp. (a)	11,000	238,370
Novellus Systems, Inc. (a)	50,400	1,677,816
PMC-Sierra, Inc. (a)	22,000	310,200
		5,182,271
Software - 0.8%
BEA Systems, Inc. (a)	38,100	328,803
Microsoft Corp.	107,500	2,832,625
Siebel Systems, Inc. (a)	20,000	216,000
		3,377,428
TOTAL INFORMATION TECHNOLOGY		23,712,045
MATERIALS - 4.1%
Chemicals - 1.7%
Dow Chemical Co.	63,500	2,533,650
E.I. du Pont de Nemours & Co.	45,700	1,974,240
Ecolab, Inc.	8,100	247,131
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Headwaters, Inc. (a)	10,000	$ 209,000
Lyondell Chemical Co.	38,700	639,324
Millennium Chemicals, Inc.	44,772	760,229
Olin Corp.	16,900	278,005
		6,641,579
Containers & Packaging - 0.8%
Ball Corp.	4,500	307,395
Bemis Co., Inc.	17,100	471,105
Owens-Illinois, Inc. (a)	61,500	912,045
Packaging Corp. of America	27,000	634,500
Sealed Air Corp. (a)	7,300	366,971
Smurfit-Stone Container Corp. (a)	33,500	608,360
		3,300,376
Metals & Mining - 1.3%
Alcoa, Inc.	18,000	563,400
Companhia Vale do Rio Doce sponsored ADR	5,700	288,990
Freeport-McMoRan Copper & Gold, Inc. Class B	15,000	504,450
GrafTech International Ltd. (a)	15,000	142,500
Massey Energy Co.	30,300	745,986
Metals USA, Inc. (a)	14,800	220,520
Newmont Mining Corp.	11,800	468,578
Nucor Corp.	27,800	1,830,630
Phelps Dodge Corp. (a)	8,000	543,200
		5,308,254
Paper & Forest Products - 0.3%
Bowater, Inc.	19,600	827,708
Weyerhaeuser Co.	5,000	302,400
		1,130,108
TOTAL MATERIALS		16,380,317
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
Cincinnati Bell, Inc. (a)	55,000	226,600
Citizens Communications Co. (a)	7,800	99,060
Covad Communications Group, Inc. (a)	245,800	528,470
SBC Communications, Inc.	164,000	3,886,800
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV sponsored ADR	14,000	$ 470,960
Verizon Communications, Inc.	76,200	2,634,996
		7,846,886
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	37,200	547,956
Nextel Communications, Inc. Class A (a)	18,600	430,218
Nextel Partners, Inc. Class A (a)	20,000	326,200
Western Wireless Corp. Class A (a)	5,800	158,804
		1,463,178
TOTAL TELECOMMUNICATION SERVICES		9,310,064
UTILITIES - 1.4%
Electric Utilities - 1.1%
Entergy Corp.	20,700	1,130,427
FirstEnergy Corp.	18,100	705,900
PG&E Corp. (a)	20,300	578,550
PPL Corp.	7,000	302,050
Southern Co.	16,200	468,504
TXU Corp.	18,900	706,293
Westar Energy, Inc.	25,000	493,000
Xcel Energy, Inc.	7,500	127,425
		4,512,149
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	53,600	500,624
Calpine Corp. (a)	73,500	278,565
Public Service Enterprise Group, Inc.	5,000	210,800
		989,989
TOTAL UTILITIES		5,502,138
TOTAL COMMON STOCKS (Cost $269,108,644)		267,449,085
Preferred Stocks - 17.7%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 5.4%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.4%
Six Flags, Inc. 7.25% PIERS	82,700	$ 1,749,105
Media - 0.3%
Emmis Communications Corp. Series A, 6.25%	10,100	462,782
Radio One, Inc. 6.50%	470	495,116
		957,898
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	44,600	2,000,310
TOTAL CONSUMER DISCRETIONARY		4,707,313
ENERGY - 0.8%
Oil & Gas - 0.8%
Chesapeake Energy Corp. 6.75%	11,700	1,031,794
Valero Energy Corp. 2.00%	61,700	2,020,675
		3,052,469
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
AES Trust VII 6.00%	80,100	3,584,475
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 4.25%	1,370	731,553
MATERIALS - 1.0%
Containers & Packaging - 0.8%
Owens-Illinois, Inc. 4.75%	99,210	2,986,221
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (d)	1,050	948,413
TOTAL MATERIALS		3,934,634
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc. 6.875% ACES	210,200	5,243,859
TOTAL CONVERTIBLE PREFERRED STOCKS		21,254,303
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 12.3%
ENERGY - 1.8%
Oil & Gas - 1.8%
El Paso Tennessee Pipeline Co. Series A, 8.25%	164,900	$ 7,255,592
FINANCIALS - 7.0%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	765,000
Series G, 5.49%	15,000	695,250
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	345,241
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	136,750	3,528,150
		5,333,641
Commercial Banks - 0.2%
Banco Santander Central Hispano SA 6.41% (d)	31,400	788,925
Consumer Finance - 0.6%
SLM Corp. Series A, 6.97%	43,400	2,311,050
Diversified Financial Services - 0.7%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,404,904
EIX Trust II Series B, 8.60%	19,600	493,920
Heco Capital Trust III 6.50%	12,000	298,800
RC Trust I 7.00%	9,680	511,913
		2,709,537
Real Estate - 1.1%
Apartment Investment & Management Co. Series U, 7.75%	39,000	910,260
Duke Realty Corp. (depositary shares) Series K, 6.50%	74,800	1,705,440
Glimcher Realty Trust Series G, 8.125%	51,200	1,262,080
Host Marriott Corp. Series E, 8.875%	20,000	500,000
		4,377,780
Thrifts & Mortgage Finance - 3.1%
Fannie Mae:
Series H, 5.81%	29,200	1,460,000
Series L, 5.125%	90,900	4,081,410
Series N, 5.50%	71,650	3,439,200
Freddie Mac:
Series H, 5.10%	10,300	449,595
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$ 994,695
Series R, 5.70%	37,300	1,841,128
		12,266,028
TOTAL FINANCIALS		27,786,961
MATERIALS - 0.3%
Chemicals - 0.2%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	836,550
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	494,400
TOTAL MATERIALS		1,330,950
UTILITIES - 3.2%
Electric Utilities - 3.2%
Alabama Power Co. 5.30%	88,600	2,055,520
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,382,515
Duquesne Light Co. 6.50%	69,950	3,462,525
FPL Group Capital Trust I 5.875%	20,000	475,000
Monongahela Power Co. Series L, 7.73%	10,800	1,004,400
Southern California Edison Co.:
4.78%	46,500	836,070
Series B, 4.08%	27,271	455,426
Series C, 4.24%	43,300	742,595
Series D, 4.32%	70,000	1,200,500
		12,614,551
TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,988,054
TOTAL PREFERRED STOCKS (Cost $73,799,839)		70,242,357
Money Market Funds - 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.09% (b)	5,587,577	$ 5,587,577
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	552,075	552,075
TOTAL MONEY MARKET FUNDS (Cost $6,139,652)		6,139,652
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $402,456,739)		397,069,637
NET OTHER ASSETS - (0.2)%		(617,097)
NET ASSETS - 100%		$ 396,452,540
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,251,295 or 3.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.0%
BBB	0.9%
BB	3.0%
B	2.1%
CCC,CC,C	1.6%
Not Rated	4.8%
Equities	85.2%
Short-Term Investments and Net Other Assets	1.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Purchases and sales of securities, other than short-term securities, aggregated $473,765,098 and $72,537,906, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,973 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $553,005) (cost $402,456,739) - See accompanying schedule		$ 397,069,637
Receivable for investments sold		1,914,636
Receivable for fund shares sold		869,178
Dividends receivable		430,779
Interest receivable		418,936
Prepaid expenses		51,654
Other receivables		32,970
Total assets		400,787,790

Liabilities
Payable for investments purchased	$ 2,958,072
Payable for fund shares redeemed	392,768
Accrued management fee	210,584
Distribution fees payable	29,331
Other affiliated payables	81,043
Other payables and accrued expenses	111,377
Collateral on securities loaned, at value	552,075
Total liabilities		4,335,250

Net Assets		$ 396,452,540
Net Assets consist of:
Paid in capital		$ 404,987,369
Undistributed net investment income		1,520,040
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,667,775)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,387,094)
Net Assets		$ 396,452,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,148,420 ÷ 1,385,821 shares)	$ 10.21

Maximum offering price per share (100/94.25 of $10.21)	$ 10.83
Class T: Net Asset Value and redemption price per share ($17,465,948 ÷ 1,711,820 shares)	$ 10.20

Maximum offering price per share (100/96.50 of $10.20)	$ 10.57
Class B: Net Asset Value and offering price per share ($8,316,340 ÷ 816,493 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($18,734,629 ÷ 1,839,312 shares)A	$ 10.19

Strategic Dividend & Income: Net Asset Value, offering price and redemption price per share ($334,904,915 ÷ 32,766,139 shares)	$ 10.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,882,288 ÷ 282,182 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period December 23, 2003 (commencement of operations) to May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,768,144
Interest		424,753
Security lending		2,136
Total income		3,195,033

Expenses
Management fee	$ 702,706
Transfer agent fees	281,959
Distribution fees	88,195
Accounting and security lending fees	51,650
Non-interested trustees' compensation	396
Custodian fees and expenses	52,683
Registration fees	92,953
Audit	16,326
Legal	60
Miscellaneous	170
Total expenses before reductions	1,287,098
Expense reductions	(71,320)	1,215,778
Net investment income (loss)		1,979,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,669,144)
Foreign currency transactions	1,369
Total net realized gain (loss)		(4,667,775)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,387,102)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(5,387,094)
Net gain (loss)		(10,054,869)
Net increase (decrease) in net assets resulting from operations		$ (8,075,614)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 23, 2003 (commencement of operations) to May 31, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,979,255
Net realized gain (loss)	(4,667,775)
Change in net unrealized appreciation (depreciation)	(5,387,094)
Net increase (decrease) in net assets resulting from operations	(8,075,614)
Distributions to shareholders from net investment income	(459,215)
Share transactions - net increase (decrease)	404,987,369
Total increase (decrease) in net assets	396,452,540

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,520,040)	$ 396,452,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31, 2004 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.17 F
Total from investment operations	.23
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.21
Total Return B,C,D	2.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.26%A
Expenses net of voluntary waivers, if any	1.20%A
Expenses net of all reductions	1.17% A
Net investment income (loss)	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,148
Portfolio turnover rate	61% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05
Net realized and unrealized gain (loss)	.16F
Total from investment operations	.21
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.20
Total ReturnB,C,D	2.10%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.51%A
Expenses net of voluntary waivers, if any	1.45%A
Expenses net of all reductions	1.42%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,466
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.17F
Total from investment operations	.20
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.95%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.04%A
Expenses net of voluntary waivers, if any	1.95%A
Expenses net of all reductions	1.92%A
Net investment income (loss)	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,316
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31, 2004G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03
Net realized and unrealized gain (loss)	.17F
Total from investment operations	.20
Distributions from net investment income	(.01)
Net asset value, end of period	$ 10.19
Total ReturnB,C,D	1.95%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.00%A
Expenses net of voluntary waivers, if any	1.95%A
Expenses net of all reductions	1.92%A
Net investment income (loss)	.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,735
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period December 23, 2003 (commencement of operations) to May 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend & Income

Period ended May 31, 2004F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.17E
Total from investment operations	.24
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.22
Total ReturnB,C	2.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	.98%A
Expenses net of voluntary waivers, if any	.95%A
Expenses net of all reductions	.92%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,905
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 23, 2003 (commencement of operations) to May 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2004F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07
Net realized and unrealized gain (loss)	.16E
Total from investment operations	.23
Distributions from net investment income	(.02)
Net asset value, end of period	$ 10.21
Total ReturnB,C	2.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.97%A
Expenses net of voluntary waivers, if any	.95%A
Expenses net of all reductions	.92%A
Net investment income (loss)	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,882
Portfolio turnover rate	61%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period December 23, 2003 (commencement of operations) to May 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 11,387,054
Unrealized depreciation	(17,358,736)
Net unrealized appreciation (depreciation)	$ (5,971,682)
Cost for federal income tax purposes	$ 403,041,319

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,385	$ 1,044
Class T	.25%	.25%	19,894	2,134
Class B	.75%	.25%	18,667	15,072
Class C	.75%	.25%	41,249	33,233
			$ 88,195	$ 51,483

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 60,335
Class T	26,761
Class B*	1,657
Class C*	1,693
$ 90,446

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,057	.27*
Class T	10,824	.27*
Class B	5,419	.29*
Class C	11,107	.27*
Strategic Dividend & Income	243,794	.23*
Institutional Class	1,758	.19*
	$ 281,959

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $39,008 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Effective December 23, 2003, FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 1,967
Class T	1.45%	2,370
Class B	1.95%	1,696
Class C	1.95%	2,299
Strategic Dividend & Income	.95%	28,989
Institutional Class	.95%	184
		$ 37,505

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $32,350 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,465.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period December 23, 2003 (commencement of operations) to May 31, 2004
From net investment income
Class A	$ 10,278
Class T	8,648
Class B	1,881
Class C	4,276
Strategic Dividend & Income	430,123
Institutional Class	4,009
Total	$ 459,215

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period December 23, 2003 (commencement of operations) to May 31, 2004	For the period December 23, 2003 (commencement of operations) to May 31, 2004
Class A
Shares sold	1,470,027	$ 15,212,108
Reinvestment of distributions	671	7,171
Shares redeemed	(84,877)	(863,448)
Net increase (decrease)	1,385,821	$ 14,355,831
Class T
Shares sold	1,734,620	$ 17,977,006
Reinvestment of distributions	584	6,236
Shares redeemed	(23,384)	(238,262)
Net increase (decrease)	1,711,820	$ 17,744,980
Class B
Shares sold	839,815	$ 8,642,138
Reinvestment of distributions	118	1,255
Shares redeemed	(23,440)	(238,135)
Net increase (decrease)	816,493	$ 8,405,258
Class C
Shares sold	1,863,966	$ 19,253,693
Reinvestment of distributions	266	2,843
Shares redeemed	(24,920)	(252,395)
Net increase (decrease)	1,839,312	$ 19,004,141
Strategic Dividend & Income
Shares sold	39,208,484	$ 408,802,215
Reinvestment of distributions	36,183	386,431
Shares redeemed	(6,478,528)	(66,603,303)
Net increase (decrease)	32,766,139	$ 342,585,343
Institutional Class
Shares sold	292,166	$ 2,993,335
Reinvestment of distributions	218	2,327
Shares redeemed	(10,202)	(103,846)
Net increase (decrease)	282,182	$ 2,891,816

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SDI-USAN-0704
1.802526.100

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.1	0.5
Clear Channel Communications, Inc.	2.8	2.5
Research in Motion Ltd.	2.8	0.8
Viacom, Inc. Class B (non-vtg.)	2.5	1.6
Microsoft Corp.	2.3	4.1
Vodafone Group PLC sponsored ADR	2.3	2.0
Siebel Systems, Inc.	2.2	1.0
Cisco Systems, Inc.	2.1	2.6
Yahoo!, Inc.	2.1	1.5
Telefonaktiebolaget LM Ericsson ADR	2.1	0.0
	25.3
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.3	27.6
Health Care	19.2	13.6
Consumer Discretionary	17.9	15.0
Industrials	11.2	11.6
Financials	6.8	17.2
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 96.9%		Stocks 97.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	20.4%	** Foreign investments	14.3%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.2%
Gentex Corp.	247,300	$ 9,397
Automobiles - 0.4%
Harley-Davidson, Inc.	298,500	17,161
Hotels, Restaurants & Leisure - 3.9%
Carnival Corp. unit	1,790,500	76,293
Kerzner International Ltd. (a)	1,005,390	42,629
Krispy Kreme Doughnuts, Inc. (a)	99,999	2,147
McDonald's Corp.	1,270,500	33,541
Outback Steakhouse, Inc.	437,300	18,563
		173,173
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	758,600	36,633
Leisure Equipment & Products - 0.4%
Brunswick Corp.	440,500	17,840
Media - 8.3%
Clear Channel Communications, Inc.	3,175,000	126,048
EchoStar Communications Corp. Class A (a)	1,137,700	36,588
Lamar Advertising Co. Class A (a)	968,400	39,579
Pixar (a)	305,260	20,712
Radio One, Inc. Class D (non-vtg.) (a)	2,299,600	39,737
Viacom, Inc. Class B (non-vtg.)	3,051,400	112,566
		375,230
Specialty Retail - 3.9%
Best Buy Co., Inc.	716,700	37,813
Home Depot, Inc.	1,177,000	42,278
Hot Topic, Inc. (a)	312,500	6,753
Ross Stores, Inc.	634,300	16,612
The Pep Boys - Manny, Moe & Jack	1,047,859	25,662
Weight Watchers International, Inc. (a)	1,355,800	47,250
		176,368
TOTAL CONSUMER DISCRETIONARY		805,802
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc.	135,400	11,644
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Colgate-Palmolive Co.	152,900	$ 8,746
TOTAL CONSUMER STAPLES		20,390
ENERGY - 3.1%
Energy Equipment & Services - 3.1%
BJ Services Co. (a)	2,178,461	91,256
Nabors Industries Ltd. (a)	1,157,200	47,908
		139,164
FINANCIALS - 6.8%
Commercial Banks - 1.3%
Fifth Third Bancorp	506,600	27,503
Wells Fargo & Co.	541,000	31,811
		59,314
Consumer Finance - 1.5%
American Express Co.	1,367,200	69,317
Diversified Financial Services - 1.3%
Citigroup, Inc.	1,221,900	56,733
Insurance - 2.4%
AFLAC, Inc.	659,400	26,772
AMBAC Financial Group, Inc.	283,600	19,611
American International Group, Inc.	805,200	59,021
UICI (a)	141,800	2,819
		108,223
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	589,300	13,801
TOTAL FINANCIALS		307,388
HEALTH CARE - 19.2%
Biotechnology - 3.8%
Angiotech Pharmaceuticals, Inc. (a)	1,489,500	32,953
Biogen Idec, Inc. (a)	957,700	59,521
Genentech, Inc. (a)	429,800	25,706
QLT, Inc. (a)	1,861,500	43,083
SciClone Pharmaceuticals, Inc. (a)	200,000	994
Serologicals Corp. (a)	629,100	10,776
		173,033
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	366,600	$ 28,763
American Medical Systems Holdings, Inc. (a)	264,800	8,296
Animas Corp.	123,300	2,411
Becton, Dickinson & Co.	513,800	25,854
Cooper Companies, Inc.	515,684	28,466
Fisher Scientific International, Inc. (a)	246,000	14,123
Medtronic, Inc.	699,900	33,525
ResMed, Inc. (a)	228,800	11,623
		153,061
Health Care Providers & Services - 5.1%
Caremark Rx, Inc. (a)	928,700	28,975
Health Management Associates, Inc. Class A	1,817,300	39,962
Henry Schein, Inc. (a)	570,900	38,342
Odyssey Healthcare, Inc. (a)	641,300	10,870
Pediatrix Medical Group, Inc. (a)	150,300	9,935
Tenet Healthcare Corp. (a)	4,844,400	57,745
UnitedHealth Group, Inc.	669,700	43,698
		229,527
Pharmaceuticals - 6.9%
Barr Pharmaceuticals, Inc. (a)	102,900	4,488
Elan Corp. PLC sponsored ADR (a)	1,593,500	37,431
Pfizer, Inc.	5,268,900	186,206
Schering-Plough Corp.	3,870,600	65,413
Wyeth	469,200	16,891
		310,429
TOTAL HEALTH CARE		866,050
INDUSTRIALS - 11.2%
Aerospace & Defense - 0.5%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	815,200	20,755
Airlines - 1.2%
AirTran Holdings, Inc. (a)	1,628,400	22,667
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	1,587,379	8,415
sponsored ADR (a)	706,100	21,670
		52,752
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 3.4%
Herman Miller, Inc.	731,300	$ 17,610
HNI Corp.	380,700	15,179
Monster Worldwide, Inc. (a)	1,264,081	31,994
Robert Half International, Inc.	1,178,200	32,966
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)(c)	2,770,400	41,307
Universal Technical Institute, Inc.	374,500	15,272
		154,328
Construction & Engineering - 0.3%
Fluor Corp.	352,700	14,256
Industrial Conglomerates - 4.0%
3M Co.	600,700	50,795
General Electric Co.	1,218,300	37,913
Tyco International Ltd.	2,987,700	91,991
		180,699
Machinery - 1.8%
Ingersoll-Rand Co. Ltd. Class A	313,500	20,472
Joy Global, Inc.	1,469,100	40,400
SPX Corp.	209,800	9,172
Timken Co.	471,900	10,755
		80,799
TOTAL INDUSTRIALS		503,589
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 8.8%
Andrew Corp. (a)	1,003,600	19,721
Cisco Systems, Inc. (a)	4,252,800	94,200
Comverse Technology, Inc. (a)	1,739,620	30,739
Emulex Corp. (a)	1,064,800	19,890
QLogic Corp. (a)	380,938	11,695
Research in Motion Ltd. (a)	1,044,600	125,279
Telefonaktiebolaget LM Ericsson ADR (a)	3,294,000	92,067
		393,591
Computers & Peripherals - 2.4%
Creative Technology Ltd. (Singapore)	11,350	114
Diebold, Inc.	417,600	20,517
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	5,567,200	$ 68,477
UNOVA, Inc. (a)	1,180,583	20,483
		109,591
Electronic Equipment & Instruments - 0.6%
Ingram Micro, Inc. Class A (a)	1,701,840	24,592
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	1,624,000	24,133
SkillSoft PLC sponsored ADR (a)	2,562,600	25,626
VeriSign, Inc. (a)	554,227	10,054
Yahoo!, Inc. (a)	3,025,700	92,768
		152,581
IT Services - 5.1%
Affiliated Computer Services, Inc. Class A (a)	743,600	37,046
Ceridian Corp. (a)	861,300	19,293
DST Systems, Inc. (a)	213,500	10,257
First Data Corp.	2,071,800	89,688
Infosys Technologies Ltd.	351,021	39,111
Paychex, Inc.	510,988	19,167
Satyam Computer Services Ltd.	2,494,700	16,768
		231,330
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,221,000	60,012
Sigmatel, Inc.	1,071,800	27,181
Silicon Laboratories, Inc. (a)	590,300	30,808
Texas Instruments, Inc.	709,500	18,525
		136,526
Software - 6.0%
Amdocs Ltd. (a)	746,600	18,426
Microsoft Corp.	3,895,800	102,654
Siebel Systems, Inc. (a)	9,085,300	98,121
Synopsys, Inc. (a)	1,715,200	50,770
		269,971
TOTAL INFORMATION TECHNOLOGY		1,318,182
MATERIALS - 4.2%
Chemicals - 2.0%
Dow Chemical Co.	1,028,900	41,053
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	440,500	$ 23,889
Spartech Corp.	1,164,907	26,653
		91,595
Metals & Mining - 2.2%
Arch Coal, Inc.	448,000	14,560
BHP Billiton Ltd. sponsored ADR	1,916,300	33,056
Companhia Vale do Rio Doce sponsored ADR	959,300	48,637
		96,253
TOTAL MATERIALS		187,848
TELECOMMUNICATION SERVICES - 4.7%
Wireless Telecommunication Services - 4.7%
American Tower Corp. Class A (a)	1,440,000	19,915
Crown Castle International Corp. (a)	6,046,669	89,067
Vodafone Group PLC sponsored ADR	4,275,000	101,574
		210,556
TOTAL COMMON STOCKS (Cost $4,002,922)		4,358,969
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	41,400	75
Procket Networks, Inc. Series C (d)	1,721,344	430
		505
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,714)		505
Money Market Funds - 3.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	116,986,060	$ 116,986
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	55,312,650	55,313
TOTAL MONEY MARKET FUNDS (Cost $172,299)		172,299
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,192,935)	4,531,773
NET OTHER ASSETS - (0.7)%	(30,858)
NET ASSETS - 100%	$ 4,500,915
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $505,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.6%
Canada	4.5%
United Kingdom	2.7%
Ireland	2.1%
Sweden	2.1%
Panama	1.7%
Brazil	1.6%
Cayman Islands	1.5%
India	1.3%
Bahamas (Nassau)	1.0%
Others (individually less than 1%)	1.9%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $2,994,119,000 and $3,361,017,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $269,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $10,256,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $2,000,656,000 of which $1,455,368,000 and $545,288,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,991) (cost $4,192,935) - See accompanying schedule		$ 4,531,773
Receivable for investments sold		28,137
Receivable for fund shares sold		1,310
Dividends receivable		5,717
Interest receivable		159
Prepaid expenses		14
Other affiliated receivables		23
Other receivables		1,151
Total assets		4,568,284

Liabilities
Payable for investments purchased	$ 3,564
Payable for fund shares redeemed	5,631
Accrued management fee	1,895
Other affiliated payables	896
Other payables and accrued expenses	70
Collateral on securities loaned, at value	55,313
Total liabilities		67,369

Net Assets		$ 4,500,915
Net Assets consist of:
Paid in capital		$ 5,891,788
Distributions in excess of net investment income		(2,319)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,727,869)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,315
Net Assets, for 277,032 shares outstanding		$ 4,500,915
Net Asset Value, offering price and redemption price per share ($4,500,915 ÷ 277,032 shares)		$ 16.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 14,681
Interest		417
Security lending		460
Total income		15,558

Expenses
Management fee Basic fee	$ 13,421
Performance adjustment	(2,785)
Transfer agent fees	4,183
Accounting and security lending fees	491
Non-interested trustees' compensation	16
Appreciation in deferred trustee compensation account	13
Custodian fees and expenses	114
Registration fees	26
Audit	45
Legal	12
Interest	2
Miscellaneous	31
Total expenses before reductions	15,569
Expense reductions	(1,227)	14,342
Net investment income (loss)		1,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	276,956
Foreign currency transactions	686
Total net realized gain (loss)		277,642
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,158)
Assets and liabilities in foreign currencies	58
Total change in net unrealized appreciation (depreciation)		(10,100)
Net gain (loss)		267,542
Net increase (decrease) in net assets resulting from operations		$ 268,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,216	$ 43,741
Net realized gain (loss)	277,642	608,783
Change in net unrealized appreciation (depreciation)	(10,100)	(101,011)
Net increase (decrease) in net assets resulting from operations	268,758	551,513
Distributions to shareholders from net investment income	(29,382)	(67,226)
Share transactions Net proceeds from sales of shares	164,394	409,847
Reinvestment of distributions	29,180	66,756
Cost of shares redeemed	(523,177)	(812,268)
Net increase (decrease) in net assets resulting from share transactions	(329,603)	(335,665)
Total increase (decrease) in net assets	(90,227)	148,622

Net Assets
Beginning of period	4,591,142	4,442,520
End of period (including distributions in excess of net investment income of $2,319 and undistributed net investment income of $25,847, respectively)	$ 4,500,915	$ 4,591,142
Other Information Shares
Sold	10,455	29,449
Issued in reinvestment of distributions	1,867	4,989
Redeemed	(32,439)	(58,519)
Net increase (decrease)	(20,117)	(24,081)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 13.83	$ 15.84	$ 24.46	$ 23.82	$ 21.40
Income from Investment Operations
Net investment income (loss) D	-F	.14	.21	.17	.05	.05
Net realized and unrealized gain (loss)	.90	1.69	(2.02)	(4.60)	3.83	5.25
Total from investment operations	.90	1.83	(1.81)	(4.43)	3.88	5.30
Distributions from net investment income	(.10)	(.21)	(.20)	(.08)	(.05)	(.14)
Distributions from net realized gain	-	-	-	(4.11)	(3.19)	(2.74)
Total distributions	(.10)	(.21)	(.20)	(4.19)	(3.24)	(2.88)
Net asset value, end of period	$ 16.25	$ 15.45	$ 13.83	$ 15.84	$ 24.46	$ 23.82
Total Return B,C	5.85%	13.47%	(11.57)%	(22.86)%	17.02%	27.93%
Ratios to Average Net Assets E
Expenses before expense reductions	.67%A	.62%	1.07%	.97%	.88%	.63%
Expenses net of voluntary waivers, if any	.67%A	.62%	1.07%	.97%	.88%	.63%
Expenses net of all reductions	.62%A	.55%	.97%	.92%	.85%	.58%
Net investment income (loss)	.05%A	1.00%	1.41%	.95%	.19%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 4,501	$ 4,591	$ 4,443	$ 5,483	$ 7,921	$ 5,912
Portfolio turnover rate	133%A	166%	191%	187%	249%	310%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 508,973	|
Unrealized depreciation	(173,563)
Net unrealized appreciation (depreciation)	$ 335,410
Cost for federal income tax purposes	$ 4,196,363

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $410 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,218 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $9.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sothebys Holdings, Inc. Class A (ltd. vtg.)	$ 22,909	$ 10,556	$ -	$ -	$ 41,307

Semiannual Report

Managing Your Investments

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By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FRE-SANN-0704
1.479485.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2004